UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2011	(3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

July 31, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 99.3%
Consumer Discretionary - 13.8%
Blyth, Inc.	2,400		$151,824
Coinstar, Inc.*	1,000	[2]	48,860
Dillard’s, Inc., Class A	15,600		877,656
DIRECTV, Class A*	20,000		1,013,600
Discovery Communications, Inc., Class A*	1,200		47,760
DISH Network Corp., Class A*	9,400		278,522
Domino’s Pizza, Inc.*	34,200		918,954
Ford Motor Co.*	35,400		432,234
ITT Educational Services, Inc.*	3,600	[2]	308,412
Knology, Inc.*	39,800		546,454
Lear Corp.	800		39,200
Libbey, Inc.*	3,800		58,786
Liberty Global, Inc., Class A*	18,400		769,120
Target Corp.	2,000		102,980
TRW Automotive Holdings Corp.*	9,800		494,606
Yum! Brands, Inc.	1,600		84,512
Total Consumer Discretionary			6,173,480
Consumer Staples - 8.3%
Coca-Cola Bottling Co. Consolidated	1,400		90,328
Coca-Cola Co., The	1,000		68,010
CVS Caremark Corp.	4,800		174,480
Estee Lauder Co., Class A	1,200		125,892
Hormel Foods Corp.	2,000		57,940
Kroger Co., The	6,200		154,194
Lorillard, Inc.	400		42,488
Philip Morris International, Inc.	12,000		854,040
Prestige Brands Holdings, Inc.*	7,800		95,316
Procter & Gamble Co., The	4,600		282,854
Ralcorp Holdings, Inc.*	2,400		207,600
Revlon, Inc., Class A*	9,600		161,664
Seneca Foods Corp., Class A*	2,600		67,340
Smithfield Foods, Inc.*	10,600		233,412
Spartan Stores, Inc.	10,200		180,132
Tyson Foods, Inc., Class A	12,600		221,256
Village Super Market, Inc., Class A	1,200		32,256
Wal-Mart Stores, Inc.	7,400		390,054
Whole Foods Market, Inc.	4,200		280,140
Total Consumer Staples			3,719,396

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Energy - 12.2%
Apache Corp.	4,800	$593,856
Chevron Corp.	14,600	1,518,692
ConocoPhillips Co.	11,000	791,890
Exxon Mobil Corp.	9,800	781,942
Hess Corp.	6,600	452,496
Marathon Oil Corp.	9,400	291,118
Marathon Petroleum Corp.	4,700	205,813
Occidental Petroleum Corp.	3,600	353,448
Oil States International, Inc.*	2,000	161,400
Seacor Holdings, Inc.	3,200	321,152
Total Energy		5,471,807
Financials - 13.5%
American Financial Group, Inc.	6,400	217,472
American Safety Insurance Holdings, Ltd.*	10,600	198,750
Arch Capital Group, Ltd.*	13,200	446,160
Bank of the Ozarks, Inc.	11,000	571,450
Berkshire Hathaway, Inc., Class A*	1	111,500
Berkshire Hathaway, Inc., Class B*	10,287	762,987
Capital One Financial Corp.	2,000	95,600
Cardtronics, Inc.*	2,600	59,748
Chubb Corp., The	2,200	137,456
Discover Financial Services	2,000	51,220
FBL Financial Group, Inc., Class A	6,800	214,064
First Cash Financial Services, Inc.*	4,000	173,080
First Citizens BancShares, Inc., Class A	1,000	180,120
Invesco Mortgage Capital, Inc.	1,600	31,328
JPMorgan Chase & Co.	10,400	420,680
KeyCorp	25,800	207,432
Loews Corp.	4,000	159,480
Nara Bancorp, Inc.*	26,000	208,780
Nelnet, Inc.	9,200	185,472
PNC Financial Services Group, Inc., The	8,400	456,036
SunTrust Banks, Inc.	15,600	382,044
Travelers Companies, Inc., The	5,600	308,728
World Acceptance Corp.*	6,800	433,296
Total Financials		6,012,883
Health Care - 10.5%
Atrion Corp.	200	39,820
Biogen Idec, Inc.*	6,800	692,716
Express Scripts, Inc.*	9,000	488,340
HealthSouth Corp.*	7,000	170,800
Humana, Inc.	7,800	581,724

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Health Care - 10.5% (continued)
Invacare Corp.	13,200	$395,736
Johnson & Johnson	3,200	207,328
Kensey Nash Corp.*	5,200	136,240
McKesson Corp.	5,000	405,600
Medicis Pharmaceutical Corp., Class A	6,400	237,952
Par Pharmaceutical Co., Inc.*	10,800	349,812
Pfizer, Inc.	5,200	100,048
PSS World Medical, Inc.*	4,400	105,292
UnitedHealth Group, Inc.	13,800	684,894
WellPoint, Inc.	1,600	108,080
Total Health Care		4,704,382
Industrials - 9.2%
Alaska Airgroup, Inc.*	6,200	378,944
AMERCO*	1,600	144,224
DXP Enterprises, Inc.*	4,000	108,760
Esterline Technologies Corp.*	1,600	122,192
FedEx Corp.	3,600	312,768
Gencorp, Inc.*	24,800	140,368
General Electric Co.	7,600	136,116
Kadant, Inc.*	5,400	142,074
KBR, Inc.	11,800	420,670
M&F Worldwide Corp.*	9,400	235,564
Nordson Corp.	1,000	51,030
Park-Ohio Holdings Corp.*	17,800	338,378
Sauer-Danfoss, Inc.*	8,200	389,500
Timken Co.	3,600	157,212
TriMas Corp.*	21,800	522,546
Union Pacific Corp.	2,400	245,952
United Technologies Corp.	3,000	248,520
Total Industrials		4,094,818
Information Technology - 22.5%
Apple, Inc.*	3,800	1,483,824
EMC Corp.*	2,800	73,024
Global Payments, Inc.	7,400	350,834
Google, Inc.*	1,200	724,428
Intel Corp.	25,800	576,114
International Business Machines Corp.	8,600	1,563,910
Lam Research Corp.*	8,400	343,392
MasterCard, Inc., Class A	1,600	485,200
Micron Technology, Inc.*	90,600	667,722
Microsoft Corp.	15,200	416,480
MIPS Technologies, Inc.*	34,400	246,992

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 22.5% (continued)
MKS Instruments, Inc.	4,600	$114,770
NCI, Inc., Class A*	8,000	171,840
Newport Corp.*	18,800	292,152
PC Connection, Inc.*	13,600	106,352
Rudolph Technologies, Inc.*	17,200	147,748
SAIC, Inc.*	7,800	125,034
Tech Data Corp.*	1,000	46,670
Texas Instruments, Inc.	21,000	624,750
TIBCO Software, Inc.*	20,600	536,424
Visa, Inc., Class A	5,800	496,132
Vishay Intertechnology, Inc.*	34,000	468,180
Total Information Technology		10,061,972
Materials - 5.3%
Crown Holdings, Inc.*	7,000	268,870
Domtar Corp.	5,000	399,750
Freeport McMoRan Copper & Gold, Inc., Class B	15,200	804,992
Graphic Packaging Holding Co.*	44,500	220,275
KapStone Paper and Packaging Corp.*	11,400	177,726
Newmont Mining Corp.	600	33,366
W.R. Grace & Co.*	1,400	70,616
Walter Industries, Inc.	3,200	392,224
Total Materials		2,367,819
Telecommunication Services - 1.0%
American Tower Corp., Class A*	800	42,024
AT&T, Inc.	7,600	222,376
U.S. Cellular Corp.*	4,400	194,436
Total Telecommunication Services		458,836
Utilities - 3.0%
El Paso Electric Co.*	23,000	769,350
Southwest Gas Corp.	15,400	574,266
Total Utilities		1,343,616
Total Common Stocks (cost $32,460,724)		44,409,009
Short-Term Investments - 1.2%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	320,519	256,145
BNY Mellon Overnight Government Fund, 0.18%[3]	40,444	40,444
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	228,373	228,373
Total Short-Term Investments (cost $589,336)		524,962
Total Investments - 100.5% (cost $33,050,060)		44,933,971
Other Assets, less Liabilities - (0.5)%		(208,551)
Net Assets - 100.0%		$44,725,420

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments

July 31, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 98.9%
Consumer Discretionary - 12.0%
Aaron’s, Inc.	5,000		$126,050
Ameristar Casinos, Inc.	21,600		479,520
Bed Bath & Beyond, Inc.*	4,800		280,752
Cato Corp., The, Class A	1,800		50,076
CBS Corp., Class B	1,000		27,370
Coinstar, Inc.*	10,800	[2]	527,688
Comcast Corp., Class A	2,600		62,452
Dillard’s, Inc., Class A	10,800		607,608
DIRECTV, Class A*	13,400		679,112
Discovery Communications, Inc., Class A*	8,000		318,400
DISH Network Corp., Class A*	19,400		574,822
Dollar Tree, Inc.*	5,200		344,396
DSW, Inc.*	3,000		158,940
HSN, Inc.*	1,200		39,228
Hyatt Hotels Corp., Class A*	1,800		69,822
Liberty Media Corp., Interactive Group, Class A*	10,600		173,946
Lincoln Educational Services Corp.	8,800		157,344
Lithia Motors, Inc., Class A	1,800		37,152
News Corp., Inc., Class A	26,200		419,724
Papa John’s International, Inc.*	1,400		43,694
Sally Beauty Holdings, Inc.*	7,000		120,400
Sinclair Broadcast Group, Inc.	5,600		55,496
Town Sports International Holdings, Inc.*	7,000		63,980
Weight Watchers International, Inc.	4,800		370,512
Wynn Resorts, Ltd.	600		92,208
Total Consumer Discretionary			5,880,692
Consumer Staples - 9.9%
Central Garden & Pet Co., Class A*	7,800	[2]	68,328
Church & Dwight Co., Inc.	3,600		145,224
Colgate-Palmolive Co.	600		50,628
CVS Caremark Corp.	5,600		203,560
Estee Lauder Co., Class A	1,600		167,856
Herbalife, Ltd.	1,800		100,296
Hormel Foods Corp.	2,600		75,322
Kroger Co., The	24,800		616,776
Lorillard, Inc.	5,600		594,832
Philip Morris International, Inc.	14,400		1,024,848
Procter & Gamble Co., The	8,400		516,516
Revlon, Inc., Class A*	4,400		74,096

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Consumer Staples - 9.9% (continued)
Reynolds American, Inc.	1,600		$56,320
Smithfield Foods, Inc.*	5,600		123,312
Walgreen Co.	16,400		640,256
Wal-Mart Stores, Inc.	7,000		368,970
Total Consumer Staples			4,827,140
Energy - 12.4%
CAL Dive International, Inc.*	6,000		117,480
Chevron Corp.	12,400		1,289,848
Complete Production Services, Inc.*	800		31,104
ConocoPhillips Co.	7,600		547,124
Exxon Mobil Corp.	22,800		1,819,212
Halliburton Co.	2,200		120,406
Helmerich & Payne, Inc.	7,000		483,350
Marathon Oil Corp.	2,600		80,522
Occidental Petroleum Corp.	7,600		746,168
RPC, Inc.	13,800	[2]	325,956
Seacor Holdings, Inc.	1,000		100,360
VAALCO Energy, Inc.*	9,600		63,936
Valero Energy Corp.	13,400		336,608
Total Energy			6,062,074
Financials - 13.3%
Advance America, Cash Advance Centers, Inc.	15,600		109,980
Aflac, Inc.	7,800		359,268
American Express Co.	10,400		520,416
American Financial Group, Inc.	3,000		101,940
Bank of the Ozarks, Inc.	1,400		72,730
Berkshire Hathaway, Inc., Class B*	6,600		489,522
Calamos Asset Management, Inc., Class A	4,200		57,204
Cardtronics, Inc.*	1,800		41,364
Chubb Corp., The	9,200		574,816
Discover Financial Services	5,800		148,538
Dynex Capital, Inc.	32,000		291,200
Encore Capital Group, Inc.*	1,800		49,230
Equity Lifestyle Properties, Inc.	2,400		156,384
FBL Financial Group, Inc., Class A	1,800		56,664
Franklin Resources, Inc.	4,200		533,232
Hospitality Properties Trust	7,600		191,900
JPMorgan Chase & Co.	1,800		72,810
KeyCorp	11,800		94,872
M&T Bank Corp.	1,000		86,240
Moody’s Corp.	3,200		113,952

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Financials - 13.3% (continued)
Nara Bancorp, Inc.*	6,200		$49,786
NASDAQ OMX Group, Inc., The*	10,800		259,956
Newcastle Investment Corp.*	28,400		170,684
Rayonier, Inc.	7,800		502,710
Republic Bancorp, Inc., Class A	5,200		94,172
SunTrust Banks, Inc.	14,600		357,554
Travelers Companies, Inc., The	7,600		418,988
Two Harbors Investment Corp.	26,400		258,720
Wells Fargo & Co.	7,400		206,756
World Acceptance Corp.*	800		50,976
Total Financials			6,492,564
Health Care - 10.9%
ArthroCare Corp.*	5,000		165,250
Biogen Idec, Inc.*	3,000		305,610
Bristol-Myers Squibb Co.	24,600		705,036
Cantel Medical Corp.	3,800		94,734
Chemed Corp.	2,200		133,782
Eli Lilly and Co.	12,200		467,260
HealthSouth Corp.*	10,800		263,520
Johnson & Johnson	1,400		90,706
McKesson Corp.	7,400		600,288
Medicines Co., The*	3,600		53,928
Medicis Pharmaceutical Corp., Class A	12,800		475,904
Orthofix International NV*	3,200		135,136
Pfizer, Inc.	13,200		253,968
Providence Service Corp.*	4,200		49,770
Questcor Pharmaceuticals, Inc.*	2,600		80,730
Sirona Dental Systems, Inc.*	2,000		101,160
UnitedHealth Group, Inc.	15,800		784,154
ViroPharma, Inc.*	16,400		296,512
WellPoint, Inc.	4,000		270,200
Total Health Care			5,327,648
Industrials - 7.8%
Alaska Airgroup, Inc.*	9,200		562,304
AMERCO*	6,200		558,868
Applied Industrial Technologies, Inc.	14,600		466,032
Caterpillar, Inc.	3,600		355,644
CSX Corp.	1,400		34,398
Gencorp, Inc.*	11,000		62,260
General Electric Co.	8,400		150,444
HEICO Corp.	3,200	[2]	167,232

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Industrials - 7.8% (continued)
Intersections, Inc.	1,600		$31,072
NACCO Industries, Inc., Class A	1,600		145,408
Nordson Corp.	4,000		204,120
Sauer-Danfoss, Inc.*	11,600		551,000
Union Pacific Corp.	4,400		450,912
US Airways Group, Inc.*	12,800		79,872
Total Industrials			3,819,566
Information Technology - 21.1%
Alliance Data Systems Corp.*	400		39,336
Apple, Inc.*	3,800		1,483,824
Applied Materials, Inc.	21,600		266,112
FEI Co.*	5,600		185,024
Global Payments, Inc.	3,000		142,230
Google, Inc.*	1,000		603,690
Hewlett-Packard Co.	16,000		562,560
Intel Corp.	44,400		991,452
International Business Machines Corp.	5,800		1,054,730
Kemet Corp.*	11,600		141,520
Lam Research Corp.*	12,000		490,560
Littelfuse, Inc.	6,000		306,540
MasterCard, Inc., Class A	2,000		606,500
Microsoft Corp.	46,800		1,282,320
Newport Corp.*	10,600		164,724
Photronics, Inc.*	6,600		49,368
Plexus Corp.*	2,800		82,628
Power-One, Inc.*	9,600		69,216
Rackspace Hosting, Inc.*	1,600		64,000
ValueClick, Inc.*	18,200		328,692
Veeco Instruments, Inc.*	7,000	[2]	278,530
Visa, Inc., Class A	8,800		752,752
Vishay Intertechnology, Inc.*	25,800		355,266
Total Information Technology			10,301,574
Materials - 5.2%
Buckeye Technologies, Inc.	7,800		209,742
CF Industries Holdings, Inc.	3,600		559,152
Domtar Corp.	6,200		495,690
Freeport McMoRan Copper & Gold, Inc., Class B	12,400		656,704
Innophos Holdings, Inc.	1,400		67,480
International Paper Co.	9,600		285,120
Westlake Chemical Corp.	4,600	[2]	238,050
Total Materials			2,511,938

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Telecommunication Services - 2.5%
AT&T, Inc.	40,200	$1,176,252
Telephone & Data Systems, Inc.	2,000	56,720
Total Telecommunication Services		1,232,972
Utilities - 3.8%
Alliant Energy Corp.	10,200	401,982
NiSource, Inc.	25,000	503,250
NorthWestern Corp.	2,600	83,252
Portland General Electric Co.	6,600	163,548
Public Service Enterprise Group, Inc.	12,600	412,650
Southwest Gas Corp.	7,400	275,946
Total Utilities		1,840,628
Total Common Stocks (cost $44,660,592)		48,296,796
Short-Term Investments - 3.0% [1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	201,100	160,711
BNY Mellon Overnight Government Fund, 0.18%[3]	1,302,289	1,302,289
Total Short-Term Investments (cost $1,503,390)		1,463,000
Total Investments - 101.9% (cost $46,163,982)		49,759,796
Other Assets, less Liabilities - (1.9)%		(901,323)
Net Assets - 100.0%		$48,858,473

Managers AMG FQ Global Alternatives Fund

Statement of Net Assets

July 31, 2011 (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 106.7%
U.S. Government Obligations - 8.4%
U.S. Treasury Bills, 0.068%, 09/22/11 [6,7]	$18,480,000	$18,478,004
U.S. Treasury Bills, 0.074%, 09/08/11 [6,7]	28,625,000	28,622,366
U.S. Treasury Bills, 0.200%, 08/18/11 [6,7]	1,000,000	999,912

Total U.S. Government Obligations (cost $48,099,550)		48,100,282
	Shares
Exchange Traded Fund - 21.8%
S&P 500 SPDR Trust Series I (cost $99,089,379)	965,038	124,538,154
Short-Term Investments - 76.5%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%[15]	161,250,615	161,250,615
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.09%	275,441,533	275,441,533

Total Short-Term Investments (cost $436,692,148)		436,692,148
Total Investments in Securities (cost $583,881,077)		609,330,584
Cash		25,594
Foreign currency holdings		81,469
Unrealized appreciation on forward foreign currency contracts		44,434,262
Receivable for Fund shares sold		3,046,338
Receivable for variation margin on futures contracts		39,559,458
Receivable from affiliate		374,418
Interest and other receivables		33,697
Prepaid expenses		74,117
Total assets		696,959,937
Liabilities:
Payable for Fund shares repurchased		5,590,408
Unrealized depreciation on forward foreign currency contracts		86,336,002
Payable for variation margin on futures contracts		32,408,717
Accrued expenses:
Investment management and advisory fees		934,390
Administrative fees		137,410
Distribution fees Class A		107,405
Distribution fees Class C		31,043
Transfer agent fees		298,220
Professional fees		61,432
Custodian fees		37,236
Other		15,303
Total liabilities		125,957,566
Net Assets		$571,002,371

Managers AMG FQ Global Alternatives Fund

Notes to Statement of Net Assets (continued)

Value
Net Assets Represent:
Paid-in capital	$648,563,959
Undistributed net investment income	4,065,510
Accumulated net realized loss from investments, futures and foreign currency transactions	(55,494,218)
Net unrealized depreciation of investments, futures and foreign currency translations	(26,132,880)
Net Assets	$571,002,371
Class A Shares - Net Assets	$443,570,299
Shares outstanding	49,523,480
Net asset value and redemption price per share	$8.96
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$9.51
Class C Shares - Net Assets	$33,558,174
Shares outstanding	3,859,078
Net asset value and redemption price per share	$8.70
Service Shares - Net Assets	$42,248,931
Shares outstanding	4,691,192
Net asset value and redemption price per share	$9.01
Institutional Shares - Net Assets	$51,624,967
Shares outstanding	5,723,943
Net asset value and redemption price per share	$9.02

Managers AMG FQ Global Essentials Fund

Statement of Net Assets

July 31, 2011 (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 109.4%
U.S. Government Obligations - 9.4%
U.S. Treasury Bills, 0.074%, 09/08/11 6, [7] (cost $8,999,667)	$9,000,000	$8,999,271
	Shares
Exchange Traded Funds - 46.9%
Elements Rogers Total Return	390,286	3,711,620
iPath DJ-UBS Copper Subindex	26,759	1,573,697
iPath DJ-UBS Grains Subindex	27,560	1,371,661
iPath Goldman Sachs Crude	36,917	908,158
iShares Barclays TIPS Bond [2]	83,001	9,476,224
iShares IBOXX High Yield Corporate Bond [2]	75,615	6,884,746
Jefferies TR/J CRB Global Commodity Equity Index	42,367	2,121,316
Market Vectors, Gold Miners [2]	24,852	1,415,073
Market Vectors, Hard Assets Producers [2]	52,824	2,118,771
PWRSHS DB Gold Double Long	38,337	2,080,165
SPDR DB International Government Inflation-Protected Bond [2]	63,428	3,981,376
Vanguard REIT [2]	59,431	3,627,668

Total Exchange Traded Funds (cost $37,489,983)		39,270,475
Short-Term Investments - 53.1%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	103,686	82,862
BNY Mellon Overnight Government Fund, 0.18%[3]	11,620,049	11,620,049
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	23,615,605	23,615,605
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.09%	25,063,533	25,063,533

Total Short-Term Investments (cost $60,402,874)		60,382,049
Total Investments in Securities (cost $106,892,524)		108,651,795
Cash
Foreign currency holdings		1,119
Receivable for Fund shares sold		9,038
Receivable from affiliate		3,974
Interest and other receivables		44,177
Receivable for variation margin on futures contracts		720,321
Prepaid expenses		22,504
Total assets		109,452,928

Managers AMG FQ Global Essentials Fund

Notes to Statement of Net Assets (continued)

Value
Liabilities:
Payable upon return of securities loaned	$11,723,736
Payable for Fund shares repurchased	41,104
Payable for investments purchased	79,162
Payable for variation margin on futures contracts	169,215
Accrued expenses:
Investment management and advisory fees	48,555
Administrative fees	20,232
Distribution fees Investor Class	1,343
Professional fees	26,669
Custodian fees	9,181
Transfer agent fees	7,550
Other	14,544
Total liabilities	12,141,291
Net Assets	$97,311,637
Net Assets Represent:
Paid-in capital	$152,421,818
Undistributed net investment income	560,894
Accumulated net realized loss from investments, futures and foreign currency transactions	(60,378,459)
Net unrealized appreciation of investments, futures and foreign currency translations	4,707,384
Net Assets	$97,311,637
Investor Shares - Net Assets	$7,346,375
Shares outstanding	565,292
Net asset value and redemption price per share	$13.00
Service Shares - Net Assets	$290,687
Shares outstanding	22,276
Net asset value and redemption price per share	$13.05
Institutional Shares - Net Assets	$89,674,575
Shares outstanding	6,863,566
Net asset value and redemption price per share	$13.07

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments

July 31, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 97.8%
Consumer Discretionary - 11.2%
Cheesecake Factory, Inc., The*	34,900		$1,006,167
Chico’s FAS, Inc.	148,500		2,240,865
Dollar Tree, Inc.*	37,350		2,473,690
Dunkin’ Brands Group, Inc.*	900		26,037
Hanesbrands, Inc.*	36,700		1,119,717
Harman International Industries, Inc.	16,700		694,720
hhgregg, Inc.*	33,800	[2]	416,754
K12, Inc.*	10,900		349,672
LKQ Corp.*	60,600		1,488,942
P.F. Chang’s China Bistro, Inc.	14,800	[2]	487,364
Tractor Supply Co.	11,000		725,120
WMS Industries, Inc.*	18,700		515,559
Total Consumer Discretionary			11,544,607
Consumer Staples - 0.2%
Nu Skin Enterprises, Inc., Class A	6,700		251,518
Energy - 9.5%
Abraxas Petroleum Corp.*	69,700	[2]	319,923
Carrizo Oil & Gas, Inc.*	65,800		2,526,720
Comstock Resources, Inc.*	21,900		698,610
InterOil Corp.*	9,000	[2]	563,400
KiOR, Inc., Class A*	39,400		569,330
Magnum Hunter Resources Corp.*	98,700		708,666
Northern Oil & Gas, Inc.*	21,900	[2]	484,866
Oasis Petroleum, Inc.*	16,100		475,594
Rex Energy Corp.*	36,400	[2]	402,948
St. Mary Land & Exploration Co.	15,600		1,175,460
World Fuel Services Corp.	52,300		1,968,049
Total Energy			9,893,566
Financials - 7.0%
Jefferies Group, Inc.	78,800		1,490,108
Raymond James Financial, Inc.	86,600		2,750,416
W.R. Berkley Corp.	35,000		1,077,650
Waddell & Reed Financial, Inc.	51,600		1,893,720
Total Financials			7,211,894
Health Care - 10.4%
Accretive Health, Inc.*	42,200	[2]	1,267,688
Caliper Life Science, Inc.*	34,900		284,435
Complete Genomics, Inc.*	23,500		291,165
CONMED Corp.*	43,500		1,131,000
Cumberland Pharmaceuticals, Inc.*	45,500	[2]	280,280
DexCom, Inc.*	77,400		1,097,532
HMS Holdings Corp.*	4,700		355,320
Insulet Corp.*	49,700	[2]	977,102

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 10.4% (continued)
MAKO Surgical Corp.*	19,810	[2]	$570,726
Medidata Solutions, Inc.*	19,700		402,471
Mednax, Inc.*	42,400		2,889,984
NPS Pharmaceuticals, Inc.*	32,900		317,814
United Therapeutics Corp.*	15,100		866,438
Total Health Care			10,731,955
Industrials - 26.6%
A.O. Smith Corp.	18,200		754,754
Advisory Board Co., The*	17,100		915,534
Ameresco, Inc., Class A*	25,300		340,538
Belden, Inc.	45,300		1,669,305
Brady Corp.	22,300		660,080
Carlisle Co., Inc.	21,800		942,414
CLARCOR, Inc.	21,900		964,914
Comfort Systems USA, Inc.	18,200		190,008
Hub Group, Inc.*	32,000		1,135,360
Insperity, Inc.	25,500		745,110
Kaman Corp., Class A	30,800		1,097,096
Landstar System, Inc.	35,000		1,569,750
MasTec, Inc.*	120,700		2,520,216
Meritor, Inc.*	101,400		1,368,900
Mine Safety Appliances Co.	30,500		1,040,660
Navistar International Corp.*	21,900		1,123,689
Pall Corp.	31,400		1,556,812
Quanta Services, Inc.*	47,900		887,108
RSC Holdings, Inc.*	43,700		521,778
TETRA Technologies, Inc.*	32,800		721,600
UTI Worldwide, Inc.	47,300		764,841
WABCO Holdings, Inc.*	35,600		2,244,580
Waste Connections, Inc.	38,100		1,228,344
Watsco, Inc.	29,400		1,739,892
Wesco International, Inc.*	16,300		826,247
Total Industrials			27,529,530
Information Technology - 29.7%
Ariba, Inc.*	74,600		2,467,022
Brightpoint, Inc.*	28,300		257,247
comScore, Inc.*	31,884		695,390
Constant Contact, Inc.*	22,600	[2]	427,818
Cymer, Inc.*	24,200		1,065,526
DemandTec, Inc.*	43,300		310,028
Equinix, Inc.*	9,200		961,124
Factset Research Systems, Inc.	300		27,627
Fairchild Semiconductor International, Inc.*	28,900		433,789
Fortinet, Inc.*	2,000		40,640

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Information Technology - 29.7% (continued)
GT Solar International, Inc.*	108,000	[2]	$1,473,120
Ingram Micro, Inc., Class A*	33,400		619,570
Intevac, Inc.*	38,300		348,530
IntraLinks Holdings, Inc.*	42,200		644,816
Jabil Circuit, Inc.	187,700		3,436,787
Monolithic Power Systems, Inc.*	6,500		87,685
Monster Worldwide, Inc.*	72,500		851,150
Motricity, Inc.*	60,700	[2]	360,558
ON Semiconductor Corp.*	352,000		3,058,880
QuinStreet, Inc.*	98,000		1,224,020
Radware, Ltd.*	17,100		566,865
RF Micro Devices, Inc.*	338,994		2,288,210
RightNow Technologies, Inc.*	45,400		1,540,876
Rogers Corp.*	7,800		378,144
Sanmina-SCI Corp.*	57,700		657,780
Semtech Corp.*	49,600		1,155,680
Tech Data Corp.*	12,500		583,375
Tessera Technologies, Inc.*	75,320		1,183,277
TriQuint Semiconductor, Inc.*	21,900		164,688
Veeco Instruments, Inc.*	19,300	[2]	767,947
VeriFone Holdings, Inc.*	16,000		629,920
Verint Systems, Inc.*	16,200		551,124
Virtusa Corp.*	55,800		1,097,028
Web.com Group, Inc.*	38,400		333,696
Total Information Technology			30,689,937
Materials - 1.7%
Albemarle Corp.	12,800		852,224
Eagle Materials, Inc.	18,000		447,300
RTI International Metals, Inc.*	14,800	[2]	474,636
Total Materials			1,774,160
Telecommunication Services - 1.5%
Cogent Communications Group, Inc.*	55,600		837,892
Premiere Global Services, Inc.*	79,900		675,954
Total Telecommunication Services			1,513,846
Total Common Stocks (cost $99,028,743)			101,141,013
Short-Term Investments - 8.7% [1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	118,432		94,646
BNY Mellon Overnight Government Fund, 0.18% [3]	7,051,392		7,051,392
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	1,905,904		1,905,904
Total Short-Term Investments (cost $9,075,728)			9,051,942
Total Investments - 106.5% (cost $108,104,471)			110,192,955
Other Assets, less Liabilities - (6.5)%			(6,771,094)
Net Assets - 100.0%			$103,421,861

Managers Micro-Cap Fund

Schedule of Portfolio Investments

July 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 96.1%
Consumer Discretionary - 16.2%
Amerigon, Inc.*	40,674	$684,137
Arctic Cat, Inc.*	12,500	206,000
Benihana, Inc.*	105,464	972,378
BJ’s Restaurants, Inc.*	8,606	399,060
Body Central Corp.*	61,037	1,311,685
Books-A-Million, Inc.	29,000	89,610
Bravo Brio Restaurant Group, Inc.*	30,015	670,835
Cache, Inc.*	43,673	253,303
Caribou Coffee Co., Inc.*	29,953	395,679
Carrols Restaurant Group, Inc.*	19,100	187,753
Casual Male Retail Group, Inc.*	283,138	1,192,011
Core-Mark Holding Co., Inc.*	4,900	182,476
CPI Corp.	23,600	262,904
Delta Apparel, Inc.*	37,700	741,559
Destination Maternity Corp.	15,308	251,357
Famous Dave’s of America, Inc.*	8,900	91,314
Francesca’s Holding Corp.*	2,000	52,520
Fred’s, Inc.	12,400	163,432
Grand Canyon Education, Inc.*	22,294	343,105
Haverty Furniture Co., Inc.	14,200	157,478
Hibbett Sports, Inc.*	14,641	574,513
Hooker Furniture Corp.	14,788	133,388
Interclick, Inc.*	44,708	320,556
iRobot Corp.*	17,548	613,478
K12, Inc.*	14,236	456,691
Kenneth Cole Productions, Inc.*	25,607	326,745
Kid Brands, Inc.*	44,000	201,960
Lifetime Brands, Inc.	7,400	81,400
Mac-Gray Corp.	18,400	270,480
Maidenform Brands, Inc.*	24,742	639,581
Marcus Corp., The	16,100	155,848
McCormick & Schmick’s Seafood Restaurants, Inc.*	27,579	243,798
Midas, Inc.*	27,100	147,966
Morton’s Restaurant Group, Inc.*	11,000	76,230
Multimedia Games, Inc.*	35,600	154,504
Peet’s Coffee & Tea, Inc.*	7,335	428,364
Perry Ellis International, Inc.*	11,800	275,766
R.G. Barry Corp.	79,100	899,367
Red Robin Gourmet Burgers, Inc.*	7,100	244,382
Rocky Brands, Inc.*	7,400	94,202

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Consumer Discretionary - 16.2% (continued)
Rue21, Inc.*	7,801	$256,419
Rush Enterprises, Inc., Class A*	23,202	463,808
Ruth’s Chris Steak House, Inc.*	39,000	224,250
Saga Communications, Inc.*	2,200	71,544
Select Comfort Corp.*	33,390	561,620
Shutterfly, Inc.*	4,527	246,269
Skullcandy, Inc.*	2,398	46,233
Standard Motor Products, Inc.	12,700	180,340
Steinway Musical Instruments, Inc.*	50,125	1,453,124
Summer Infant, Inc.*	39,880	343,367
True Religion Apparel, Inc.*	27,200	916,368
Universal Electronics, Inc.*	76,463	1,789,999
ValueVision Media, Inc., Class A*	29,551	221,337
West Marine, Inc.*	16,500	169,125
Zumiez, Inc.*	17,130	455,144
Total Consumer Discretionary		22,346,762
Consumer Staples - 1.9%
Inter Parfums, Inc.	30,023	601,661
Nash Finch Co.	19,900	712,420
Omega Protein Corp.*	6,300	76,356
Pantry, Inc., The*	10,700	190,674
Primo Water Corp.*	31,067	447,365
Smart Balance, Inc.*	15,200	72,048
Spartan Stores, Inc.	17,500	309,050
Susser Holdings Corp.*	10,500	171,255
Total Consumer Staples		2,580,829
Energy - 4.6%
Abraxas Petroleum Corp.*	91,626	420,563
GeoResources, Inc.*	30,300	773,256
Global Geophysical Services, Inc.*	39,473	673,409
Gulf Island Fabrication, Inc.	10,396	359,702
Gulfport Energy Corp.*	34,700	1,265,162
Kodiak Oil & Gas Corp.*	58,131	394,709
Magnum Hunter Resources Corp.*	75,665	543,275
Natural Gas Services Group, Inc.*	9,300	147,963
North American Energy Partners, Inc.*	33,142	201,503
OYO Geospace Corp.*	8,600	872,298
Panhandle Oil and Gas, Inc.	5,500	180,290
Tesco Corp.*	15,000	318,900
Willbros Group, Inc.*	23,000	211,600
Total Energy		6,362,630

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials - 11.4%
Advance America, Cash Advance Centers, Inc.	28,900	$203,745
Alliance Financial Corp.	2,600	83,746
Altisource Portfolio Solutions S.A.*	15,495	524,351
Amerisafe, Inc.*	35,700	767,907
Associated Estates Realty Corp.	11,000	199,650
Asta Funding, Inc.	47,600	374,612
Bancorp, Inc., The*	30,786	277,074
Bank of Marin Bancorp	6,500	250,315
Boston Private Financial Holdings, Inc.	30,200	209,286
Calamos Asset Management, Inc., Class A	11,300	153,906
Cardinal Financial Corp.	23,900	256,447
CoBiz Financial, Inc.	28,700	176,505
Cogdell Spencer, Inc.	14,000	83,440
Community Trust Bancorp, Inc.	11,600	314,592
Compass Diversified Holdings	68,800	1,029,936
Cypress Sharpridge Investments, Inc.	12,300	151,413
Dollar Financial Corp.*	13,821	298,672
Encore Capital Group, Inc.*	38,904	1,064,024
ESB Financial Corp.	7,080	94,730
Financial Engines, Inc.*	36,989	878,859
Financial Institutions, Inc.	9,300	155,961
First Merchants Corp.	18,400	164,680
First of Long Island Corp., The	6,500	172,705
First PacTrust Bancorp, Inc.	16,600	245,680
Flushing Financial Corp.	23,400	288,288
FPIC Insurance Group, Inc.*	7,800	325,416
German American Bancorp, Inc.	5,000	83,850
Great Southern Bancorp, Inc.	4,100	74,866
Imperial Holdings, Inc.*	30,100	291,067
Independent Bank Corp. (MA)	9,700	257,535
JMP Group, Inc.	12,300	90,282
Kite Realty Group Trust	33,000	149,820
Lakeland Financial Corp.	12,200	275,110
LaSalle Hotel Properties	19,600	490,196
MarketAxess Holdings, Inc.	14,901	389,363
Meadowbrook Insurance Group, Inc.	42,800	402,320
Mission West Properties, Inc.	10,800	87,480
National Bankshares, Inc.	8,900	229,887
National Interstate Corp.	24,600	551,286
Noah Holdings, Ltd., Sponsored ADR*	12,813	169,388
Northrim Bancorp, Inc.	21,336	421,173

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials - 11.4% (continued)
OceanFirst Financial Corp., Inc.	12,700	$170,815
Ramco-Gershenson Properties Trust	19,800	242,946
S.Y. Bancorp, Inc.	14,400	327,024
SeaBright Insurance Holdings, Inc.	18,700	169,983
Southside Bancshares, Inc.	12,310	244,107
Texas Capital Bancshares, Inc.*	11,990	327,687
United Financial Bancorp, Inc.	11,000	171,490
Urstadt Biddle Properties, Inc., Class A	8,900	157,886
ViewPoint Financial Group	6,620	86,192
Washington Banking Co.	27,200	352,784
Washington Trust Bancorp, Inc.	8,000	182,240
Western Alliance Bancorp*	40,246	282,929
WisdomTree Investments, Inc.*	40,044	316,348
Total Financials		15,741,994
Health Care - 11.4%
Akorn, Inc.*	46,620	323,077
Almost Family, Inc.*	5,800	146,566
Amarin Corp. PLC, Sponsored ADR*	26,273	355,736
AngioDynamics, Inc.*	16,400	226,812
Assisted Living Concepts, Inc.*	9,000	141,030
Biolase Technology, Inc.*	80,045	275,356
BioScrip, Inc.*	67,200	482,496
Caliper Life Science, Inc.*	37,300	303,995
Cantel Medical Corp.	13,000	324,090
Continucare Corp.*	17,300	109,336
CryoLife, Inc.*	29,200	168,484
Cyberonics, Inc.*	7,362	199,805
Derma Sciences, Inc.*	21,690	214,948
DexCom, Inc.*	38,568	546,894
Endologix, Inc.*	102,272	928,630
Ensign Group, Inc.,The	5,900	167,560
Epocrates, Inc.*	23,279	382,707
Exactech, Inc.*	31,400	536,626
Fluidigm Corp.*	18,300	310,368
Genomic Health, Inc.*	16,138	433,305
HMS Holdings Corp.*	2,400	181,440
Insulet Corp.*	36,952	726,476
IPC The Hospitalist Co., Inc.*	6,474	292,819
Ista Pharmaceuticals, Inc.*	26,100	129,717
Kensey Nash Corp.*	23,700	620,940
Landauer, Inc.	1,200	67,740

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 11.4% (continued)
LHC Group, Inc.*	10,900		$248,302
MAKO Surgical Corp.*	13,663		393,631
MedQuist Holdings, Inc.*	1,900		25,441
MEDTOX Scientific, Inc.	4,700		73,367
Meridian Bioscience, Inc.	19,600	[2]	423,360
Merit Medical Systems, Inc.*	18,632		291,963
Metro Health Networks, Inc.*	46,100		260,926
MWI Veterinary Supply, Inc.*	3,530		314,382
Neogen Corp.*	44		1,820
NPS Pharmaceuticals, Inc.*	57,454		555,006
NxStage Medical, Inc.*	35,394		651,250
OraSure Technologies, Inc.*	11,450		105,340
Pacific Biosciences of California, Inc.*	16,740		184,307
Palomar Medical Technologies, Inc.*	27,675		274,536
Pharmerica Corp.*	18,700		238,799
Sagent Pharmaceuticals, Inc.*	15,576		434,103
Symmetry Medical, Inc.*	48,900		470,907
Synergetics USA, Inc.*	29,200		153,592
Synovis Life Technologies, Inc.*	22,062		367,774
Transcend Services, Inc.*	14,058		408,525
U.S. Physical Therapy, Inc.	47,200		1,136,576
Young Innovations, Inc.	5,585		161,854
Total Health Care			15,772,714
Industrials - 21.1%
AAON, Inc.	7,950		180,306
Acacia Research Corp.*	46,500		1,995,780
Acco Brands Corp.*	67,800		581,046
Air Transport Services Group, Inc.*	88,200		439,236
Alamo Group, Inc.	6,300		150,633
Allied Defense Group, Inc., The*	32,600		109,210
Ameresco, Inc., Class A*	26,856		361,482
American Ecology Corp.	20,900		353,001
Ameron International Corp.	3,800		323,342
Apogee Enterprises, Inc.	12,200		139,690
Astronics Corp.*	17,572		560,371
AZZ, Inc.	30,900		1,545,927
CAI International, Inc.*	14,200		249,210
Capstone Turbine Corp.*	298,486		432,805
Cascade Corp.	6,700		334,933
CBIZ, Inc.*	43,451		324,144
Celadon Group, Inc.*	65,480		895,766

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Industrials - 21.1% (continued)
Chart Industries, Inc.*	23,020		$1,221,441
Columbus McKinnon Corp.*	90,200		1,483,790
Commercial Vehicle Group, Inc.*	36,818		390,271
Courier Corp.	22,300		214,303
Covenant Transportation Group, Inc.*	21,488		126,135
CRA International, Inc.*	18,200		489,216
Ducommun, Inc.	37,100		816,200
Dynamic Materials Corp.	36,689		777,807
Eagle Bulk Shipping, Inc.*	33,700		79,532
Electro Rent Corp.	5,100		82,416
EnerNOC, Inc.*	1,300		21,762
Ennis, Inc.	41,400		726,156
Exponent, Inc.*	7,700		321,937
Furmanite Corp.*	67,671		530,541
G&K Services, Inc., Class A	5,300		180,571
Gibraltar Industries, Inc.*	14,900		153,172
GP Strategies Corp.*	13,133		170,072
Graham Corp.	26,969		530,750
Greenbrier Co., Inc.*	39,689		798,543
Heritage-Crystal Clean, Inc.*	18,724		375,229
Hurco Companies, Inc.*	16,700		491,314
Interface, Inc., Class A	51,800		829,836
KEWY Holding Corp., The*	37,100	[2]	414,036
Kimball International, Inc., Class B	30,200		181,200
LB Foster Co., Class A	18,500		642,875
Marten Transport, Ltd.	20,300		417,571
Met-Pro Corp.	22,900		241,366
Michael Baker Corp.*	12,300		256,578
Miller Industries, Inc.	14,300		234,234
MYR Group, Inc.*	37,939		921,538
NN, Inc.*	27,300		321,594
OceanFreight, Inc., Class A*	1,950	[2]	32,877
Old Dominion Freight Line, Inc.*	9,300		344,565
Orion Marine Group, Inc.*	37,500		325,875
PGT, Inc.*	126,700		235,662
Powell Industries, Inc.*	5,300		204,262
RBC Bearings, Inc.*	12,136		460,804
Saia, Inc.*	21,632		325,994
SFN Group, Inc.*	11,500		160,080
Standard Parking Corp.*	30,600		509,184
Sun Hydraulics Corp.	37,167		1,059,631

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Industrials - 21.1% (continued)
TBS International PLC, Class A*	38,400	$62,976
Thermon Group Holdings, Inc.*	42,375	593,250
Titan International, Inc.	10,908	275,645
Universal Truckload Services, Inc.*	11,000	174,900
Vitran Corp., Inc., Class A*	51,908	534,652
Westport Innovations, Inc.*	11,005	282,168
Zipcar, Inc.*	5,295	123,268
Total Industrials		29,124,661
Information Technology - 24.5%
Actuate Corp.*	39,200	237,944
Allot Communications, Ltd.*	22,253	329,789
American Software, Inc., Class A	19,100	163,496
Amtech Systems, Inc.*	10,800	193,860
Anaren Microwave, Inc.*	17,300	346,173
Aspen Technology, Inc.*	38,400	595,200
BroadSoft, Inc.*	5,031	146,956
Callidus Software, Inc.*	42,475	218,322
Ceva, Inc.*	13,561	409,813
Computer Task Group, Inc.*	59,400	765,666
comScore, Inc.*	42,427	925,333
Constant Contact, Inc.*	11,493	217,562
Convio, Inc.*	50,687	514,980
Cornerstone OnDemand, Inc.*	28,228	462,939
CTS Corp.	30,100	295,883
Dice Holdings, Inc.*	29,286	403,854
Digi International, Inc.*	22,428	320,496
DSP Group, Inc.*	29,200	221,628
DTS, Inc.*	13,813	479,587
Dynamics Research Corp.*	18,100	218,829
Echo Global Logistics, Inc.*	22,778	340,759
Ellie Mae, Inc.*	53,560	307,970
EMS Technologies, Inc.*	9,900	325,512
Envestnet, Inc.*	19,785	280,551
ExlService Holdings, Inc.*	15,487	361,467
FARO Technologies, Inc.*	35,720	1,455,947
Hackett Group, Inc., The*	18,300	79,971
Inphi Corp.*	48,357	613,650
Interactive Intelligence Group, Inc.*	31,700	1,204,917
IXYS Corp.*	19,500	265,980
Jiayuan.Com International, Ltd., Sponsored ADR*	18,900	271,971
Kenexa Corp.*	29,037	742,476

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 24.5% (continued)
KIT Digital, Inc.*	3,557	$41,439
Lionbridge Technologies, Inc.*	142,700	463,775
Liquidity Services, Inc.*	37,136	897,948
LivePerson, Inc.*	82,158	1,011,365
LogMeIn, Inc.*	6,920	246,006
Marchex, Inc.	11,000	95,370
MaxLinear, Inc., Class A*	25,774	171,397
Maxwell Technologies, Inc.*	58,356	984,466
Methode Electronics, Inc.	28,300	299,414
ModusLink Global Solutions, Inc.*	38,000	159,220
Multi-Fineline Electronix, Inc.*	3,900	79,209
NCI, Inc., Class A*	11,000	236,280
NeoPhotonics Corp.*	27,681	204,286
NetQin Mobile, Inc., Sponsored ADR*	29,000	223,880
NIC, Inc.	111,056	1,418,185
OCZ Technology Group, Inc.*	37,339	280,416
Oplink Communications, Inc.*	14,214	239,932
OPNET Technologies, Inc.	14,504	497,632
PC Connection, Inc.*	19,200	150,144
Radisys Corp.*	20,300	161,182
RDA Microelectronics, Inc., Sponsored ADR*	29,217	264,998
Renaissance Learning, Inc.	14,800	190,180
Responsys, Inc.*	13,335	194,291
RightNow Technologies, Inc.*	12,598	427,576
S1 Corp.*	25,900	243,460
ServiceSource International, Inc.*	36,311	677,563
ShoreTel, Inc.*	138,789	1,182,482
Sierra Wireless, Inc.*	30,966	334,123
Silicon Image, Inc.*	39,735	227,682
Sourcefire, Inc.*	33,017	811,558
SPS Commerce, Inc.*	20,526	377,063
Symmetricom, Inc.*	30,192	171,189
Synchronoss Technologies, Inc.*	12,463	364,543
Tangoe, Inc.*	19,245	223,242
TESSCO Technologies, Inc.	32,300	479,655
TNS, Inc.*	12,800	216,320
Tyler Technologies, Inc.*	39,200	999,208
Velti PLC*	42,033	693,965
Virtusa Corp.*	49,033	963,989
Vishay Precision Group, Inc.*	9,000	153,450
Vocus, Inc.*	45,500	1,299,936

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 24.5% (continued)
Volterra Semiconductor Corp.*	28,648	$738,259
Xyratex, Ltd.*	92,600	882,478
Zillow, Inc.*	100	3,222
Total Information Technology		33,701,459
Materials - 4.0%
Koppers Holdings, Inc.	40,470	1,498,199
Landec Corp.*	45,400	280,572
Materion Corp.*	15,893	605,842
Myers Industries, Inc.	27,100	322,490
Omnova Solutions, Inc.*	97,500	659,100
Penford Corp.*	14,900	86,569
Quaker Chemical Corp.	4,200	170,268
Universal Stainless & Alloy Products, Inc.*	40,600	1,814,414
Total Materials		5,437,454
Telecommunication Services - 0.1%
SureWest Communications	11,900	156,128
Utilities - 0.9%
Central Vermont Public Service Corp.	14,700	515,823
Chesapeake Utilities Corp.	8,000	308,880
Unitil Corp.	18,500	472,675
Total Utilities		1,297,378
Total Common Stocks (cost $109,352,348)		132,522,009
Exchange Traded Fund - 0.5%
SPDR KBW Regional Banking (cost $591,337)	27,700	686,129
Short-Term Investments - 2.7%[1]
BNY Mellon Overnight Government Fund, 0.18% [3]	562,225	562,225
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	3,122,155	3,122,155
Total Short-Term Investments (cost $3,684,380)		3,684,380
Total Investments - 99.3% (cost $113,628,065)		136,892,518
Other Assets, less Liabilities - 0.7%		898,846
Net Assets - 100.0%		$137,791,364

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments

July 31, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 96.7%
Consumer Discretionary - 16.4%
Amerigon, Inc.*	7,245		$121,861
Arctic Cat, Inc.*	2,400		39,552
Benihana, Inc.*	19,950		183,939
BJ’s Restaurants, Inc.*	1,539		71,363
Body Central Corp.*	10,717		230,308
Books-A-Million, Inc.	5,600	[2]	17,304
Bravo Brio Restaurant Group, Inc.*	5,772		129,004
Cache, Inc.*	8,681		50,350
Caribou Coffee Co., Inc.*	5,375		71,004
Carrols Restaurant Group, Inc.*	3,400		33,422
Casual Male Retail Group, Inc.*	53,982		227,264
Core-Mark Holding Co., Inc.*	933		34,745
CPI Corp.	4,000		44,560
Delta Apparel, Inc.*	7,000		137,690
Destination Maternity Corp.	2,252		36,978
Famous Dave’s of America, Inc.*	1,750		17,955
Francesca’s Holding Corp.*	300		7,878
Fred’s, Inc.	2,250		29,655
Grand Canyon Education, Inc.*	4,080		62,791
Haverty Furniture Co., Inc.	2,450		27,170
Hibbett Sports, Inc.*	2,682		105,242
Hooker Furniture Corp.	2,597		23,425
Interclick, Inc.*	7,963		57,095
iRobot Corp.*	3,154		110,264
K12, Inc.*	2,546		81,676
Kenneth Cole Productions, Inc.*	4,828		61,605
Kid Brands, Inc.*	6,450		29,606
Lifetime Brands, Inc.	1,300		14,300
Mac-Gray Corp.	2,504		36,809
Maidenform Brands, Inc.*	4,519		116,816
Marcus Corp., The	2,950		28,556
McCormick & Schmick’s Seafood Restaurants, Inc.*	5,220		46,145
Midas, Inc.*	4,304		23,500
Morton’s Restaurant Group, Inc.*	2,100		14,553
Multimedia Games, Inc.*	5,550		24,087
Peet’s Coffee & Tea, Inc.*	1,391		81,234
Perry Ellis International, Inc.*	2,250		52,582
R.G. Barry Corp.	16,086		182,898
Red Robin Gourmet Burgers, Inc.*	1,300		44,746
Rocky Brands, Inc.*	1,350		17,186

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Consumer Discretionary - 16.4% (continued)
Rue21, Inc.*	1,389	$45,656
Rush Enterprises, Inc., Class A*	4,164	83,238
Ruth’s Chris Steak House, Inc.*	8,500	48,875
Saga Communications, Inc.*	400	13,008
Select Comfort Corp.*	6,079	102,249
Shutterfly, Inc.*	806	43,846
Skullcandy, Inc.*	426	8,213
Standard Motor Products, Inc.	2,300	32,660
Steinway Musical Instruments, Inc.*	9,274	268,855
Summer Infant, Inc.*	7,104	61,165
True Religion Apparel, Inc.*	4,800	161,712
Universal Electronics, Inc.*	13,608	318,563
ValueVision Media, Inc., Class A*	5,264	39,427
West Marine, Inc.*	3,000	30,750
Zumiez, Inc.*	3,484	92,570
Total Consumer Discretionary		4,077,905
Consumer Staples - 1.9%
Inter Parfums, Inc.	5,638	112,985
Nash Finch Co.	3,900	139,620
Omega Protein Corp.*	1,250	15,150
Pantry, Inc., The*	1,700	30,294
Primo Water Corp.*	5,534	79,690
Smart Balance, Inc.*	2,750	13,035
Spartan Stores, Inc.	3,250	57,395
Susser Holdings Corp.*	1,850	30,174
Total Consumer Staples		478,343
Energy - 4.8%
Abraxas Petroleum Corp.*	16,291	74,776
GeoResources, Inc.*	5,800	148,016
Global Geophysical Services, Inc.*	7,142	121,842
Gulf Island Fabrication, Inc.	1,945	67,297
Gulfport Energy Corp.*	6,800	247,928
Kodiak Oil & Gas Corp.*	10,529	71,492
Magnum Hunter Resources Corp.*	13,534	97,174
Natural Gas Services Group, Inc.*	1,750	27,842
North American Energy Partners, Inc.*	6,022	36,614
OYO Geospace Corp.*	1,600	162,288
Panhandle Oil and Gas, Inc.	1,050	34,419
Tesco Corp.*	2,900	61,654
Willbros Group, Inc.*	4,400	40,480
Total Energy		1,191,822

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Financials - 11.7%
Advance America, Cash Advance Centers, Inc.	6,750		$47,588
Alliance Financial Corp.	525		16,910
Altisource Portfolio Solutions S.A.*	2,523		85,378
Amerisafe, Inc.*	6,700		144,117
Associated Estates Realty Corp.	1,918		34,812
Asta Funding, Inc.	7,200		56,664
Bancorp, Inc., The*	5,564		50,076
Bank of Marin Bancorp	1,250		48,138
Boston Private Financial Holdings, Inc.	5,600		38,808
Calamos Asset Management, Inc., Class A	2,050		27,921
Cardinal Financial Corp.	4,450		47,748
CoBiz Financial, Inc.	5,400		33,210
Cogdell Spencer, Inc.	2,800		16,688
Community Trust Bancorp, Inc.	2,261		61,318
Compass Diversified Holdings	12,900	[2]	193,113
Cypress Sharpridge Investments, Inc.	3,500		43,085
Dollar Financial Corp.*	2,473		53,442
Encore Capital Group, Inc.*	6,705		183,382
ESB Financial Corp.	1,170		15,655
Financial Engines, Inc.*	6,681		158,741
Financial Institutions, Inc.	1,800		30,186
First Merchants Corp.	3,350		29,982
First of Long Island Corp., The	1,225		32,548
First PacTrust Bancorp, Inc.	3,000		44,400
Flushing Financial Corp.	4,450		54,824
FPIC Insurance Group, Inc.*	1,450		60,494
German American Bancorp, Inc.	1,000		16,770
Great Southern Bancorp, Inc.	800		14,608
Imperial Holdings, Inc.*	5,100		49,317
Independent Bank Corp. (MA)	1,690		44,870
JMP Group, Inc.	1,950		14,313
Kite Realty Group Trust	6,000		27,240
Lakeland Financial Corp.	2,200		49,610
LaSalle Hotel Properties	4,100		102,541
MarketAxess Holdings, Inc.	2,781		72,668
Meadowbrook Insurance Group, Inc.	8,008		75,275
Mission West Properties, Inc.	2,144		17,366
National Bankshares, Inc.	1,725		44,557
National Interstate Corp.	4,700		105,327
Noah Holdings, Ltd., Sponsored ADR*	2,279		30,128
Northrim Bancorp, Inc.	4,200		82,908
OceanFirst Financial Corp., Inc.	2,250		30,262

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials - 11.7% (continued)
Ramco-Gershenson Properties Trust	3,650	$44,786
S.Y. Bancorp, Inc.	2,690	61,090
SeaBright Insurance Holdings, Inc.	3,500	31,815
Southside Bancshares, Inc.	2,273	45,074
Texas Capital Bancshares, Inc.*	2,126	58,104
United Financial Bancorp, Inc.	2,000	31,180
Urstadt Biddle Properties, Inc., Class A	1,600	28,384
ViewPoint Financial Group	1,260	16,405
Washington Banking Co.	5,100	66,147
Washington Trust Bancorp, Inc.	1,450	33,030
Western Alliance Bancorp*	7,742	54,426
WisdomTree Investments, Inc.*	7,133	56,350
Total Financials		2,913,779
Health Care - 11.6%
Akorn, Inc.*	8,389	58,136
Almost Family, Inc.*	1,050	26,534
Amarin Corp. PLC, Sponsored ADR*	4,787	64,816
AngioDynamics, Inc.*	3,000	41,490
Assisted Living Concepts, Inc.*	1,700	26,639
Biolase Technology, Inc.*	14,258	49,049
BioScrip, Inc.*	14,300	102,674
Caliper Life Science, Inc.*	7,200	58,680
Cantel Medical Corp.	2,475	61,702
Continucare Corp.*	3,150	19,908
CryoLife, Inc.*	5,700	32,889
Cyberonics, Inc.*	1,331	36,123
Derma Sciences, Inc.*	3,863	38,282
DexCom, Inc.*	6,983	99,019
Endologix, Inc.*	17,858	162,151
Ensign Group, Inc.,The	975	27,690
Epocrates, Inc.*	4,024	66,155
Exactech, Inc.*	6,100	104,249
Fluidigm Corp.*	3,400	57,664
Genomic Health, Inc.*	3,150	84,578
HMS Holdings Corp.*	400	30,240
Insulet Corp.*	6,634	130,424
IPC The Hospitalist Co., Inc.*	1,094	49,482
Ista Pharmaceuticals, Inc.*	4,700	23,359
Kensey Nash Corp.*	4,400	115,280
LHC Group, Inc.*	1,900	43,282
MAKO Surgical Corp.*	2,443	70,383
MedQuist Holdings, Inc.*	400	5,356

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Health Care - 11.6% (continued)
MEDTOX Scientific, Inc.	1,000	$15,610
Meridian Bioscience, Inc.	3,400	73,440
Merit Medical Systems, Inc.*	3,366	52,745
Metro Health Networks, Inc.*	9,300	52,638
MWI Veterinary Supply, Inc.*	687	61,184
Neogen Corp.*	46	1,902
NPS Pharmaceuticals, Inc.*	10,434	100,792
NxStage Medical, Inc.*	6,289	115,718
OraSure Technologies, Inc.*	2,224	20,460
Pacific Biosciences of California, Inc.*	3,044	33,514
Palomar Medical Technologies, Inc.*	4,481	44,452
Pharmerica Corp.*	3,700	47,249
Sagent Pharmaceuticals, Inc.*	2,908	81,046
Symmetry Medical, Inc.*	9,050	87,152
Synergetics USA, Inc.*	5,700	29,982
Synovis Life Technologies, Inc.*	3,790	63,179
Transcend Services, Inc.*	2,636	76,602
U.S. Physical Therapy, Inc.	9,076	218,550
Young Innovations, Inc.	1,037	30,052
Total Health Care		2,892,501
Industrials - 20.8%
AAON, Inc.	1,462	33,158
Acacia Research Corp.*	7,400	317,608
Acco Brands Corp.*	12,800	109,696
Air Transport Services Group, Inc.*	17,200	85,656
Alamo Group, Inc.	1,159	27,712
Allied Defense Group, Inc., The*	6,000	20,100
Ameresco, Inc., Class A*	4,754	63,989
American Ecology Corp.	3,571	60,314
Ameron International Corp.	900	76,581
Apogee Enterprises, Inc.	2,220	25,419
Astronics Corp.*	3,130	99,816
AZZ, Inc.	5,900	295,177
CAI International, Inc.*	2,700	47,385
Capstone Turbine Corp.*	42,125	61,081
Cascade Corp.	1,175	58,738
CBIZ, Inc.*	8,794	65,603
Celadon Group, Inc.*	11,303	154,625
Chart Industries, Inc.*	4,040	214,362
Columbus McKinnon Corp.*	16,800	276,360
Commercial Vehicle Group, Inc.*	6,558	69,515
Courier Corp.	3,522	33,846

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Industrials - 20.8% (continued)
Covenant Transportation Group, Inc.*	3,828	$22,470
CRA International, Inc.*	3,300	88,704
Ducommun, Inc.	6,675	146,850
Dynamic Materials Corp.	6,386	135,383
Eagle Bulk Shipping, Inc.*	5,900	13,924
Electro Rent Corp.	1,050	16,968
EnerNOC, Inc.*	200	3,348
Ennis, Inc.	7,550	132,427
Exponent, Inc.*	1,355	56,653
Furmanite Corp.*	11,616	91,069
G&K Services, Inc., Class A	1,000	34,070
Gibraltar Industries, Inc.*	2,575	26,471
GP Strategies Corp.*	2,466	31,935
Graham Corp.	4,804	94,543
Greenbrier Co., Inc.*	7,402	148,928
Heritage-Crystal Clean, Inc.*	3,335	66,833
Hurco Companies, Inc.*	2,921	85,936
Interface, Inc., Class A	8,100	129,762
KEWY Holding Corp., The*	6,800	75,888
Kimball International, Inc., Class B	3,200	19,200
LB Foster Co., Class A	3,650	126,838
Marten Transport, Ltd.	4,525	93,079
Met-Pro Corp.	4,050	42,687
Michael Baker Corp.*	2,300	47,978
Miller Industries, Inc.	2,550	41,769
MYR Group, Inc.*	7,352	178,580
NN, Inc.*	4,950	58,311
OceanFreight, Inc., Class A*	366	6,171
Old Dominion Freight Line, Inc.*	1,150	42,608
Orion Marine Group, Inc.*	4,900	42,581
PGT, Inc.*	25,700	47,802
Powell Industries, Inc.*	500	19,270
RBC Bearings, Inc.*	2,108	80,041
Saia, Inc.*	3,409	51,374
SFN Group, Inc.*	3,200	44,544
Standard Parking Corp.*	4,521	75,229
Sun Hydraulics Corp.	5,990	170,761
TBS International PLC, Class A*	6,500	10,660
Thermon Group Holdings, Inc.*	7,710	107,940
Titan International, Inc.	1,943	49,100
Universal Truckload Services, Inc.*	1,950	31,005
Vitran Corp., Inc., Class A*	9,168	94,430

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Industrials - 20.8% (continued)
Westport Innovations, Inc.*	2,009	$51,510
Zipcar, Inc.*	984	22,908
Total Industrials		5,155,279
Information Technology - 25.1%
Actuate Corp.*	8,238	50,005
Allot Communications, Ltd.*	5,711	84,637
American Software, Inc., Class A	4,200	35,952
Amtech Systems, Inc.*	2,100	37,695
Anaren Microwave, Inc.*	2,925	58,529
Aspen Technology, Inc.*	8,500	131,750
BroadSoft, Inc.*	896	26,172
Callidus Software, Inc.*	7,566	38,889
Ceva, Inc.*	2,427	73,344
Computer Task Group, Inc.*	10,750	138,568
comScore, Inc.*	7,806	170,249
Constant Contact, Inc.*	2,109	39,923
Convio, Inc.*	13,985	142,088
Cornerstone OnDemand, Inc.*	5,809	95,268
CTS Corp.	5,950	58,488
Dice Holdings, Inc.*	5,216	71,929
Digi International, Inc.*	4,555	65,091
DSP Group, Inc.*	5,400	40,986
DTS, Inc.*	2,460	85,411
Dynamics Research Corp.*	3,250	39,292
Echo Global Logistics, Inc.*	4,406	65,914
Ellie Mae, Inc.*	9,540	54,855
EMS Technologies, Inc.*	1,800	59,184
Envestnet, Inc.*	3,524	49,970
ExlService Holdings, Inc.*	2,758	64,372
FARO Technologies, Inc.*	6,491	264,573
Hackett Group, Inc., The*	3,825	16,715
Inphi Corp.*	8,709	110,517
Interactive Intelligence Group, Inc.*	5,200	197,652
IXYS Corp.*	3,137	42,789
Jiayuan.Com International, Ltd., Sponsored ADR*	3,500	50,365
Kenexa Corp.*	5,128	131,123
KIT Digital, Inc.*	653	7,607
Lionbridge Technologies, Inc.*	27,500	89,375
Liquidity Services, Inc.*	6,607	159,757
LivePerson, Inc.*	14,719	181,191
LogMeIn, Inc.*	1,304	46,357
Marchex, Inc.	2,150	18,640

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 25.1% (continued)
MaxLinear, Inc., Class A*	4,551	$30,264
Maxwell Technologies, Inc.*	10,244	172,816
Methode Electronics, Inc.	5,268	55,735
ModusLink Global Solutions, Inc.*	6,225	26,083
Multi-Fineline Electronix, Inc.*	700	14,217
NCI, Inc., Class A*	1,950	41,886
NeoPhotonics Corp.*	4,814	35,527
NetQin Mobile, Inc., Sponsored ADR*	5,191	40,075
NIC, Inc.	22,408	286,150
OCZ Technology Group, Inc.*	6,657	49,994
Oplink Communications, Inc.*	2,429	41,002
OPNET Technologies, Inc.	2,583	88,623
PC Connection, Inc.*	3,496	27,339
Radisys Corp.*	3,725	29,576
RDA Microelectronics, Inc., Sponsored ADR*	5,039	45,704
Renaissance Learning, Inc.	2,900	37,265
Responsys, Inc.*	2,230	32,491
RightNow Technologies, Inc.*	2,188	74,261
S1 Corp.*	6,000	56,400
ServiceSource International, Inc.*	6,551	122,242
ShoreTel, Inc.*	24,422	208,075
Sierra Wireless, Inc.*	5,370	57,942
Silicon Image, Inc.*	7,078	40,557
Sourcefire, Inc.*	5,901	145,047
SPS Commerce, Inc.*	3,656	67,161
Symmetricom, Inc.*	5,250	29,768
Synchronoss Technologies, Inc.*	2,216	64,818
Tangoe, Inc.*	3,422	39,695
TESSCO Technologies, Inc.	5,700	84,645
TNS, Inc.*	2,500	42,250
Tyler Technologies, Inc.*	7,700	196,273
Velti PLC*	7,661	126,483
Virtusa Corp.*	8,802	173,047
Vishay Precision Group, Inc.*	1,650	28,132
Vocus, Inc.*	8,398	239,931
Volterra Semiconductor Corp.*	5,555	143,152
Xyratex, Ltd.*	15,700	149,623
Total Information Technology		6,239,471
Materials - 3.8%
Koppers Holdings, Inc.	6,039	223,564
Landec Corp.*	10,400	64,272
Materion Corp.*	2,821	107,537

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Materials - 3.8% (continued)
Myers Industries, Inc.	6,000	$71,400
Omnova Solutions, Inc.*	19,300	130,468
Penford Corp.*	2,750	15,978
Quaker Chemical Corp.	750	30,405
Universal Stainless & Alloy Products, Inc.*	6,975	311,712
Total Materials		955,336
Telecommunication Services - 0.1%
SureWest Communications	2,150	28,208
Utilities - 0.5%
Chesapeake Utilities Corp.	1,500	57,915
Unitil Corp.	2,500	63,875
Total Utilities		121,790
Total Common Stocks (cost $19,867,584)		24,054,434
Exchange Traded Fund - 0.3%
SPDR KBW Regional Banking (cost $61,899)	2,900	71,833
Short-Term Investments - 3.1%[1]
BNY Mellon Overnight Government Fund, 0.18%[3]	74,052	74,052
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	686,812	686,812
Total Short-Term Investments (cost $760,864)		760,864
Total Investments - 100.1% (cost $20,690,347)		24,887,131
Other Assets, less Liabilities - (0.1)%		(36,034)
Net Assets - 100.0%		$24,851,097

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

July 31, 2011 (unaudited)

Security Description	Shares	Value
REITs - 96.2%
Apartments - 18.6%
American Campus Communities, Inc.	14,470	$538,573
Apartment Investment & Management Co.	23,910	652,743
AvalonBay Communities, Inc.	7,610	1,021,186
Camden Property Trust	17,440	1,169,701
Colonial Properties Trust	31,520	679,256
Equity Residential	53,590	3,312,934
Essex Property Trust, Inc.	11,120	1,560,803
UDR, Inc.	34,300	902,433
Total Apartments		9,837,629
Diversified - 9.4%
Digital Realty Trust, Inc.	18,420	1,127,488
Duke Realty Corp.	54,780	769,111
Liberty Property Trust	16,090	546,417
Vornado Realty Trust	26,900	2,516,495
Total Diversified		4,959,511
Health Care - 12.9%
HCP, Inc.	43,260	1,588,940
Health Care REIT, Inc.	44,870	2,368,239
Senior Housing Properties Trust	5,760	137,894
Ventas, Inc.	50,030	2,708,124
Total Health Care		6,803,197
Hotels - 6.1%
DiamondRock Hospitality Co.	46,870	479,011
Host Hotels & Resorts, Inc.	78,870	1,250,090
LaSalle Hotel Properties	19,720	493,197
Pebblebrook Hotel Trust	13,530	267,488
RLJ Lodging Trust	16,010	275,692
Sunstone Hotel Investors, Inc.*	54,170	482,655
Total Hotels		3,248,133
Office Properties - 16.0%
Alexandria Real Estate Equities, Inc.	13,840	1,134,880
Boston Properties, Inc.	16,380	1,758,557
Brandywine Realty Trust	31,590	378,764
CommonWealth REIT	50,440	1,191,393
Corporate Office Properties Trust	14,730	457,661
Douglas Emmett, Inc.	52,270	1,045,400
Hudson Pacific Properties, Inc.	28,960	441,640
Kilroy Realty Corp.	19,040	734,563
Parkway Properties, Inc.	16,650	293,539
SL Green Realty Corp.	12,490	1,024,430
Total Office Properties		8,460,827

Managers Real Estate Securities Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Regional Malls - 15.6%
General Growth Properties, Inc.	67,430	$1,133,498
Macerich Co., The	41,920	2,227,210
Simon Property Group, Inc.	33,130	3,992,496
Tanger Factory Outlet Centers, Inc.	13,380	367,281
Taubman Centers, Inc.	8,440	505,556
Total Regional Malls		8,226,041
Shopping Centers - 5.4%
Acadia Realty Trust	14,010	294,070
Developers Diversified Realty Corp.	37,110	542,177
Excel Trust, Inc.	20,590	236,167
Federal Realty Investment Trust	6,760	590,419
Kimco Realty Corp.	61,840	1,176,815
Total Shopping Centers		2,839,648
Single Tenant - 1.1%
National Retail Properties, Inc.	24,120	605,171
Storage - 4.8%
Public Storage, Inc.	17,850	2,135,396
U-Store-It Trust	37,210	396,286
Total Storage		2,531,682
Warehouse/Industrials - 6.3%
DCT Industrial Trust, Inc.	52,050	282,111
ProLogis, Inc.	85,890	3,060,261
Total Warehouse/Industrials		3,342,372
Total REITs (cost $45,097,134)		50,854,211
REOCs - 1.2%
Hotels & Motels - 1.2%
Hyatt Hotels Corp., Class A* (cost $671,241)	15,680	608,227
Short-Term Investments - 4.4% [1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03% (cost $2,326,693)	2,326,693	2,326,693
Total Investments - 101.8% (cost $48,095,068)		53,789,131
Other Assets, less Liabilities - (1.8)%		(940,255)
Net Assets - 100.0%		$52,848,876

Managers PIMCO Bond Fund

Schedule of Portfolio Investments

July 31, 2011 (unaudited)

Security Description		Principal Amount		Value
Bank Loan Obligations - 0.2%
American General Finance Corp., Term Loan, 5.500%, 04/21/15 8, [10]		$1,200,000		$1,176,281
CIT Group, Inc., Term Loan 3-DD, 6.250%, 08/11/15		310,843		312,424
CIT Group, Inc., Term Loan, 6.250%, 07/27/15		103,617		104,144
Ford Motor Co., Term Loan, 2.960%, 12/15/13 [10]		433,097		433,299
Total Bank Obligations (cost $2,047,543)				2,026,148
Corporate Bonds - 34.0%
Financials - 25.3%
AIG, Inc., 5.600%, 10/18/16		800,000		858,138
Allstate Life Global Funding Trusts, 5.375%, 04/30/13		1,600,000		1,724,040
Ally Financial, Inc., 3.466%, 02/11/14, (08/11/11) [9]		1,000,000		983,801
Ally Financial, Inc., 6.250%, 12/01/17		3,300,000		3,374,755
Ally Financial, Inc., 7.500%, 09/15/20		1,100,000		1,159,125
Ally Financial, Inc., 8.300%, 02/12/15		800,000		878,000
American Express Bank FSB, Series 2007 BKNT, 0.317%, 05/29/12, (08/30/11) [9]		2,100,000		2,096,554
American Express Bank FSB, Series 2007 BKNT, 0.336%, 06/12/12, (08/12/11) [9]		1,750,000		1,747,476
American Express Co., 7.000%, 03/19/18		1,000,000		1,202,235
American General Finance Corp., 4.125%, 11/29/13	EUR	3,900,000		5,242,943
American General Finance Corp., Series MTN, 0.541%, 08/17/11, (08/17/11) [9]		10,900,000		10,891,433
American International Group, 5.050%, 10/01/15		400,000		423,270
American International Group, Inc., 6.250%, 03/15/37		800,000		726,000
American International Group, Inc., 8.250%, 08/15/18		4,500,000		5,348,470
American International Group, Inc., MTN, Series G, 5.850%, 01/16/18		400,000		425,042
ANZ National International, Ltd., 6.200%, 07/19/13 (a) [5]		1,800,000		1,957,061
Australia and New Zealand Banking Group, Ltd., 2.125%, 01/12/14 (a) [5]		2,400,000		2,437,762
Banco Santander Brasil, S.A., 4.500%, 04/06/15 (a) [5]		200,000		205,750
Banco Santander Chile, 1.501%, 04/20/12, (10/20/11) (a) 5, [9]		2,200,000		2,202,440
Banco Santander SA US Debt Unipersonal, 1.046%, 03/30/12, (09/30/11) (a) 5, [9]		8,100,000		8,086,028
Bank of America Corp., 4.500%, 04/01/15		10,000,000		10,461,940
Bank of America Corp., 6.500%, 08/01/16		2,800,000	[2]	3,140,564
Bank of America, 6.000%, 10/15/36		900,000		871,312
Bank of China (Hong Kong), Ltd., 5.550%, 02/11/20 (a) 5, [9]		400,000		414,323
Bank of Montreal, 2.850%, 06/09/15 (a) 5, [9]		800,000		837,163
Bank of Nova Scotia, Series YCD, 0.518%, 08/09/12, (08/09/11) [9]		1,200,000		1,201,106
Bank of Nova Scotia, The, 1.650%, 10/29/15 (a) 5, [9]		900,000		900,069
Barclays Bank PLC, 2.375%, 01/13/14		1,000,000		1,009,494
Barclays Bank PLC, 5.450%, 09/12/12		17,300,000		18,160,242
BBVA Bancomer SA, 4.500%, 03/10/16 (a) 5, [9]		500,000		513,125
BBVA Bancomer SA, 6.500%, 03/10/21 (a) 5, [9]		900,000		936,000
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a) 5, 8, [10]		1,500,000		1,050,000
CIT Group, Inc., 5.250%, 04/01/14 (a) [5]		300,000		302,250
CIT Group, Inc., 7.000%, 05/01/14		551,964	[2]	556,794

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Financials - 25.3% (continued)
CIT Group, Inc., 7.000%, 05/01/15		$289,765		$291,214
CIT Group, Inc., 7.000%, 05/01/16		482,942		484,753
CIT Group, Inc., 7.000%, 05/01/17		676,120		678,655
Citigroup Capital XXI, 8.300%, 12/21/57 [10]		1,200,000		1,236,000
Citigroup, Inc., 5.300%, 10/17/12		200,000		209,413
Citigroup, Inc., 5.500%, 08/27/12		500,000		522,120
Citigroup, Inc., 5.500%, 10/15/14		5,800,000		6,328,879
Citigroup, Inc., 5.625%, 08/27/12		1,300,000		1,353,847
Citigroup, Inc., 5.850%, 07/02/13		100,000		107,272
Citigroup, Inc., 6.000%, 08/15/17		4,200,000		4,681,261
Citigroup, Inc., 6.125%, 05/15/18		800,000		895,129
Citigroup, Inc., 6.125%, 08/25/36		4,200,000		4,180,079
Citigroup, Inc., 8.125%, 07/15/39		600,000		776,499
Citigroup, Inc., 8.500%, 05/22/19		100,000		125,855
Citigroup, Inc., Series EMTN, Class B, 3.625%, 11/30/17 [10]	EUR	3,800,000		5,048,779
Citigroup, Inc., 2.262%, 08/13/13, (08/15/11) [9]		1,100,000		1,117,348
Commonwealth Bank of Australia, 0.666%, 07/12/13, (10/12/11) (a) 5, [9]		7,500,000		7,503,690
Credit Suisse New York, 2.200%, 01/14/14		800,000		816,915
Danske Bank A/S, 2.500%, 05/10/12 (a) [5]		1,200,000		1,215,842
Deutsche Bank AG London, 6.000%, 09/01/17		4,900,000		5,604,782
Ford Motor Credit Co. LLC, 2.996%, 01/13/12, (10/13/11) [9]		2,200,000	[2]	2,211,242
Ford Motor Credit Co. LLC, 5.875%, 08/02/21		300,000		304,507
Ford Motor Credit Co. LLC, 7.000%, 04/15/15		1,100,000		1,207,250
Ford Motor Credit Co. LLC, 7.250%, 10/25/11		200,000		202,461
Ford Motor Credit Co. LLC, 7.800%, 06/01/12		300,000		313,480
Ford Motor Credit Co. LLC, 8.700%, 10/01/14		1,000,000		1,150,607
Fortis Bank Nederland Holding N.V., 3.000%, 04/17/12	EUR	200,000		289,792
General Electric Capital Corp., 5.500%, 09/15/67 (a) [10]	EUR	5,500,000		7,360,045
General Electric Capital Corp., 5.875%, 01/14/38		2,300,000		2,376,307
GMAC, Inc., 6.875%, 09/15/11		600,000		604,350
GMAC, Inc., 7.500%, 12/31/13		1,500,000		1,597,500
Goldman Sachs Group, Inc., 5.950%, 01/18/18		4,800,000		5,242,954
Goldman Sachs Group, Inc., 6.150%, 04/01/18		2,000,000		2,206,356
Goldman Sachs Group, Inc., 6.250%, 09/01/17		3,200,000		3,567,965
Groupe BPCE SA, 2.375%, 10/04/13 (a)		400,000		407,942
HSBC Bank PLC, 2.000%, 01/19/14 (a) [5]		800,000		812,369
HSBC Holdings PLC, 6.500%, 05/02/36		800,000		835,053
HSBC Holdings PLC, 6.500%, 09/15/37		900,000		937,972
ING Bank NV, 1.046%, 03/30/12, (09/30/11) (a) 5, [9]		10,800,000		10,826,849
International Lease Finance Corp., 1.795%, 08/15/11, (08/15/11) [9]	EUR	3,900,000		5,650,797
International Lease Finance Corp., 5.750%, 05/15/16		300,000		299,687
International Lease Finance Corp., 5.875%, 05/01/13		400,000		413,000

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Financials - 25.3% (continued)
International Lease Finance Corp., 6.375%, 03/25/13		$400,000		$417,000
International Lease Finance Corp., 6.750%, 09/01/16 (a) [5]		800,000		852,000
International Lease Finance Corp., Series MTN, 5.250%, 01/10/13		400,000		408,000
International Lease Finance Corp., Series MTN, 5.400%, 02/15/12		1,500,000		1,522,500
Intesa Sanpaolo SpA, 2.658%, 02/24/14, (08/24/11) (a) 5, [9]		1,700,000		1,672,225
JPMorgan Chase & Co., 0.580%, 06/13/16, (09/13/11) [9]		1,300,000		1,211,580
JPMorgan Chase & Co., 3.150%, 07/05/16		5,800,000		5,867,808
JPMorgan Chase & Co., 6.000%, 01/15/18		1,600,000		1,816,482
JPMorgan Chase & Co., Series EMTN, 1.776%, 09/26/13, (09/26/13) [9]	EUR	200,000		284,931
JPMorgan Chase Bank, NA, 5.375%, 09/28/16	GBP	4,500,000		7,923,825
JPMorgan Chase Capital XX, 6.550%, 09/29/36		400,000		407,306
LBG Capital No. 1 PLC, 8.500%, 12/29/49 (a) [8,10]	GBP	400,000		358,000
LeasePlan Corp. N.V., 3.125%, 02/10/12	EUR	1,300,000		1,881,710
Lehman Brothers Holdings, Inc., 0.000%, 10/22/08 [12]		3,900,000		1,043,250
Lehman Brothers Holdings, Inc., 0.000%, 12/23/08 [12]		200,000		53,500
Lehman Brothers Holdings, Inc., 0.000%, 04/03/09 [12]		4,700,000		1,257,250
Lehman Brothers Holdings, Inc., 0.000%, 11/16/09 [12]		1,200,000		321,000
Lehman Brothers Holdings, Inc., 0.000%, 05/25/10 [12]		1,000,000		267,500
Lehman Brothers Holdings, Inc., 0.000%, 07/18/11 [12]		1,700,000		454,750
Lehman Brothers Holdings, Inc., 0.000%, 01/24/13 [12]		2,000,000	[2]	550,000
Lehman Brothers Holdings, Inc., 0.000%, 05/02/18 [12]		600,000		167,250
Lloyds Banking Group Capital No. 1 PLC, Series 8, 7.869%, 08/25/20	GBP	2,300,000		3,456,305
Lloyds TSB Bank PLC, 6.350%, 10/29/49 [8,10]	EUR	1,800,000		2,379,515
Merrill Lynch & Co., Inc., 1.004%, 02/21/12, (08/22/11) [9]	GBP	3,000,000		4,903,647
Merrill Lynch & Co., Inc., 6.400%, 08/28/17		3,400,000		3,759,968
Metlife, Inc., 6.400%, 12/15/36		800,000		796,829
Morgan Stanley, 5.950%, 12/28/17		1,800,000		1,957,997
Morgan Stanley, 6.250%, 08/28/17		1,000,000		1,106,930
Morgan Stanley, 7.300%, 05/13/19		200,000		230,322
Morgan Stanley, Series GMTN, 2.761%, 05/14/13, (08/15/11) [9]		1,200,000		1,223,795
MUFG Captial Finance, Ltd., 6.299%, 07/29/49 [8,10]	GBP	400,000		640,163
National Australia Bank, Ltd., 5.350%, 06/12/13 (a) [5]		1,500,000		1,611,762
Nationwide Building Society, 6.250%, 02/25/20 (a) [5]		1,800,000		1,938,456
Nordea Bank AB, 2.125%, 01/14/14 (a) [5]		400,000	[2]	404,874
Pacific LifeCorp, 6.000%, 02/10/20 (a) [5]		400,000		439,821
Principal Life Income Funding Trust, 5.300%, 04/24/13		1,500,000		1,611,555
Principal Life Income Funding Trust, 5.550%, 04/27/15		2,300,000		2,582,300
Qatari Diar Finance Q.S.C., 3.500%, 07/21/15		900,000		937,350
Resona Bank Ltd., 5.850%, 04/15/49 (a) 5, 8, [10]		500,000		519,032
Royal Bank of Scotland Group PLC, 2.625%, 05/11/12 (a) [5]		2,500,000		2,540,320
Royal Bank of Scotland Group PLC, 3.950%, 09/21/15		900,000		903,616
Royal Bank of Scotland Group PLC, 4.875%, 08/25/14 (a) [5]		200,000		210,138

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Financials - 25.3% (continued)
Royal Bank of Scotland Group PLC, 6.990%, 10/29/49 (a) 5, 8, [10]		$2,600,000	[2]	$2,320,500
Santander UK PLC, Series EMTN, 1.833%, 10/10/17, (10/10/11) [9]	EUR	4,100,000		5,502,722
Santander US Debt S.A. Unipersonal, 2.991%, 10/07/13 (a) [5]		3,700,000		3,624,331
SLM Corp., EMTN, Series 21, 3.125%, 09/17/12	EUR	1,100,000		1,569,567
SLM Corp., Series MTN, 6.250%, 01/25/16		300,000		314,226
State Bank of India, 4.500%, 07/27/15 (a) [5]		2,900,000		3,021,951
State Street Capital, 1.247%, 06/15/37, (09/15/11) [9]		300,000		248,065
State Street Capital Trust III, 5.237%, 03/15/42 8, [10]		2,000,000		2,000,540
Stone Street Trust, 5.902%, 12/15/15 (a) [5]		2,800,000		2,973,827
Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14 (a) [5]		1,000,000		1,011,372
Swedbank AB, 3.625%, 12/02/11	EUR	200,000		289,073
Temasek Financial I, Ltd., 4.300%, 10/25/19 (a) [5]		900,000		953,373
TNK- BP Finance SA, 6.125%, 03/20/12 (a) [5]		400,000		414,000
TransCapitalInvest, Ltd., 8.700%, 08/07/18 (a) [5]		600,000		744,750
UBS AG, 5.750%, 04/25/18		1,300,000		1,425,875
UBS AG, 5.875%, 12/20/17		1,400,000		1,564,588
UBS AG, Series MTN, 1.359%, 02/23/12, (08/23/11) [9]		4,700,000		4,727,462
USB Capital, Series IX, 3.500%, 03/29/49 8, [10]		300,000		245,619
Vnesheconombank, 5.450%, 11/22/17 (a) [5]		400,000	[2]	413,000
Wachovia Corp., 0.379%, 10/15/11, (10/15/11) [9]		3,500,000		3,500,847
Wachovia Corp., 5.750%, 02/01/18		4,400,000		4,965,761
Wachovia Corp. , Series MTN, 0.444%, 08/01/13, (11/01/11) [9]		300,000		298,368
Wells Fargo & Co., Series K, 7.980%, 02/28/49 8, [10]		21,200,000		22,816,500
Westpac Banking Corp., 3.585%, 08/14/14 (a) [5]		5,400,000		5,759,672
Total Financials				317,920,073
Industrials - 8.1%
Altria Group, Inc., 9.700%, 11/10/18		1,200,000		1,619,694
Amgen, Inc., 6.150%, 06/01/18		4,900,000		5,817,030
AstraZeneca PLC, 5.900%, 09/15/17		800,000		956,724
AT&T, Inc., 4.950%, 01/15/13		1,700,000		1,799,996
AT&T, Inc., 5.500%, 02/01/18		1,700,000		1,952,557
AT&T, Inc., 6.300%, 01/15/38		1,200,000		1,332,582
Braskem Finance, Ltd., 5.750%, 04/15/21 (a) [5]		400,000	[2]	410,000
Caterpillar, Inc., 0.425%, 05/21/13, (08/22/11) [9]		4,200,000		4,209,803
Cellco Partnership/Verizon Wireless Capital LLC, 5.250%, 02/01/12		9,300,000		9,513,881
Codelco, Inc., 6.150%, 10/24/36 (a) [5]		300,000		344,173
Comcast Corp., 5.875%, 02/15/18		600,000		691,726
Comcast Corp., 6.450%, 03/15/37		600,000		668,720
Corp Nacional del Cobre de Chile, 7.500%, 01/15/19 (a) [5]		1,500,000		1,892,008
Corporacion Geo S.A.B. de C.V., 8.875%, 09/25/14 (a) [5]		3,000,000		3,210,000
Dexia Credit Local, 0.733%, 04/26/14, (10/31/11) (a) 5, [9]		4,100,000		3,962,826
GAZ Capital, 6.212%, 11/22/16 (a) [5]		400,000		440,520

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Industrials - 8.1% (continued)
GAZ Capital, 8.625%, 04/28/34		$5,500,000		$6,971,250
Gerdau, S.A., 5.750%, 01/30/21 (a) [5]		400,000		409,500
Hewlett-Packard Co., 0.534%, 05/24/13, (08/24/11) [9]		4,900,000		4,913,240
IBM Corp., 5.700%, 09/14/17		9,000,000		10,711,413
NGPL Pipeco LLC, 6.514%, 12/15/12 (a) [5]		1,800,000		1,899,436
Noble Group, 4.880%, 08/05/15 (a) [5]		1,000,000		1,047,500
Novatek Finance, Ltd., 5.326%, 02/03/16 (a) [5]		400,000		419,520
Odebrecht Drill VIII/IX, Ltd., 6.350%, 06/30/21 (a) [5]		400,000		426,000
Peabody Energy Corp., 7.875%, 11/01/26		700,000		796,250
Petrobras International Finance Corp., 3.875%, 01/27/16		3,300,000		3,438,458
Petrobras International Finance Corp., 5.875%, 03/01/18		2,300,000		2,572,311
Petroleos Mexicanos, 8.000%, 05/03/19		5,100,000		6,413,760
Philip Morris International, Inc., 5.650%, 05/16/18		1,000,000		1,166,375
Qtel International Finance, Ltd., 4.750%, 02/16/21 (a) [5]		200,000		201,750
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a) [5]		829,530		895,892
Rohm & Haas Holdings, 6.000%, 09/15/17		1,100,000		1,275,590
Sydney Airport Finance Co., Proprietary Ltd., 5.125%, 02/22/21 (a) [5]		300,000		306,482
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		6,145,000		7,292,874
Time Warner, Inc., 5.875%, 11/15/16		1,200,000		1,390,021
Total Capital SA, 4.450%, 06/24/20		500,000		543,660
Transocean, Inc., Series B, 1.500%, 12/15/37 [16]		6,800,000	[2]	6,808,500
United Airlines, Inc., 10.400%, 11/01/16		454,560		511,926
UnitedHealth Group, Inc., 4.875%, 02/15/13		1,600,000		1,690,602
Vale Overseas, Ltd., 6.250%, 01/23/17		500,000		576,214
Vale Overseas, Ltd., 6.875%, 11/01/36		500,000		578,138
Total Industrials				102,078,902
Utilities - 0.6%
AES Corp., 7.375%, 07/01/21 (a) [5]		200,000		207,250
Enel Finance International SA, 6.800%, 09/15/37 (a) [5]		1,800,000		1,748,101
ENN Energy Holdings, Ltd., 6.000%, 05/13/21 (a) [5]		200,000		205,014
Entergy Corp., 3.625%, 09/15/15		2,200,000		2,264,614
Majapahit Holding, B.V., 7.750%, 01/20/20		700,000		857,500
NRG Energy, Inc., 8.250%, 09/01/20		1,500,000		1,552,500
Tokyo Electric Power Co., Inc., Series 513, 1.850%, 07/28/14	JPY	7,000,000		79,348
Tokyo Electric Power Co., Inc., Series 527, 1.500%, 05/30/14	JPY	1,000,000		11,262
Total Utilities				6,925,589
Total Corporate Bonds (cost $409,091,513)				426,924,564
Foreign Government and Agency Obligations - 4.3%
Banco Nacional de Desenvolvimento Economico e Social Notes, 4.125%, 09/15/17 (a)	EUR	400,000		567,652
Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 01/01/12	BRL	14,700		94,554
Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 01/01/13	BRL	4,000		25,135
Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 01/01/14	BRL	4,000		24,545

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Foreign Government and Agency Obligations - 4.3% (continued)
Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 01/01/17	BRL	150,000	$871,341
Bundesrepublik Deutschland Bonds, 3.250%, 07/04/21	EUR	1,800,000	2,744,820
Canada Government Notes, 2.000%, 08/01/13	CAD	1,000,000	1,059,218
Canada Government Notes, 2.000%, 12/01/14	CAD	5,300,000	5,603,316
Canada Government Notes, 2.250%, 08/01/14	CAD	800,000	852,784
Canada Government Notes, 2.500%, 09/01/13	CAD	3,200,000	3,423,224
Canada Government Notes, 2.750%, 09/01/16	CAD	500,000	540,949
Canada Government Notes, 3.000%, 12/01/15	CAD	400,000	437,733
Canada Government Bonds, 4.500%, 06/01/15	CAD	400,000	460,596
Canada Housing Trust Notes, 2.750%, 09/15/14 (a) [5]	CAD	800,000	862,304
Canada Housing Trust Notes, 2.750%, 12/15/15 (a) [5]	CAD	1,300,000	1,397,298
Canada Housing Trust Notes, 3.150%, 06/15/14 (a) [5]	CAD	2,000,000	2,177,968
Canada Housing Trust Bonds, 3.350%, 12/15/20 (a) [5]	CAD	2,500,000	2,673,557
Canada Housing Trust Notes, 4.000%, 06/15/12 (a) [5]	CAD	1,900,000	2,035,940
Canada Housing Trust Notes, Series 1, 2.200%, 03/15/14 (a) [5]	CAD	1,500,000	1,592,438
Export-Import Bank of China Bonds, The, 4.875%, 07/21/15 (a) [5]		$300,000	333,772
Export-Import Bank of Korea Bonds, The, 4.000%, 01/29/21		400,000	385,108
Export-Import Bank of Korea Bonds, The, 5.125%, 06/29/20		700,000	737,743
Export-Import Bank of Korea Notes, The, 8.125%, 01/21/14		1,000,000	1,147,654
Italy Treasury Notes, Series CPI, 2.100%, 09/15/16	EUR	308,814	413,958
Italy Treasury Bonds, Series CPI, 2.100%, 09/15/21	EUR	2,812,806	3,349,120
Korea Development Bank Notes, The, 4.375%, 08/10/15		3,500,000	3,721,808
Korea Finance Corp. Notes, 3.250%, 09/20/16		800,000	800,685
Korea Housing Finance Notes, 4.125%, 12/15/15 (a) [5]		500,000	527,690
Mexican Notes, 6.000%, 06/18/15	MXN	10,000,000	864,009
Mexican Bonds, 6.050%, 01/11/40		800,000	886,000
Ontario Notes, Province of, 1.375%, 01/27/14		1,800,000	1,822,061
Ontario Bonds, Province of, 4.200%, 03/08/18	CAD	200,000	226,168
Ontario Bonds, Province of, 4.200%, 06/02/20		1,600,000	1,776,788
Ontario Bonds, Province of, 4.300%, 03/08/17	CAD	600,000	684,463
Ontario Bonds, Province of, 4.400%, 06/02/19	CAD	1,400,000	1,588,039
Ontario Bonds, Province of, 4.700%, 06/02/37	CAD	2,600,000	2,970,196
Ontario Bonds, Province of, Series MTN, 4.600%, 06/02/39	CAD	700,000	791,653
Ontario Bonds, Province of, Series MTN, 5.500%, 06/02/18	CAD	400,000	484,187
Panama Government Bonds, 7.250%, 03/15/15		200,000	237,300
Quebec Bonds, Province of, 4.500%, 12/01/16	CAD	100,000	114,991
Russia Government Notes, 3.625%, 04/29/15		200,000	206,500
Societe Financement de l’Economie Francaise Notes, 0.450%, 07/16/12, (10/17/11) (a) 5, [9]		1,000,000	1,003,150
Spain Government Bonds, 4.650%, 07/30/25	EUR	1,000,000	1,219,933
Total Foreign Government and Agency Obligations (cost $51,180,200)			53,738,348

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 43.0%
Federal Home Loan Mortgage Corporation - 8.0%
FHLMC, 0.337%, 07/15/19 to 08/15/19, (08/15/11) [9]	$3,659,315	$3,644,881
FHLMC, 0.487%, 05/15/36, (08/15/11) [9]	1,110,307	1,111,356
FHLMC, 0.687%, 09/15/30, (08/15/11) [9]	37,237	37,255
FHLMC, 1.000%, 08/27/14	2,100,000	2,111,739
FHLMC, 1.350%, 04/29/14	800,000	813,221
FHLMC, 2.700%, 07/01/30, (02/01/12) [9]	2,403	2,455
FHLMC, 3.017%, 11/01/34, (11/01/11) [9]	1,594,976	1,685,906
FHLMC, 4.000%, TBA	20,000,000	20,318,750
FHLMC, 4.375%, 07/17/15	1,400,000	1,573,649
FHLMC, 4.500%, 04/02/14 to 07/01/40	473,901	506,333
FHLMC, 4.500%, TBA	7,000,000	7,299,688
FHLMC, 5.038%, 08/01/35, (08/01/15) [9]	142,200	150,796
FHLMC, 5.500%, 08/13/33 to 08/01/37	27,313,562	29,585,634
FHLMC, 6.000%, 02/01/16 to 09/01/16	72,399	78,462
FHLMC, 6.500%, 01/01/26 to 08/15/31	5,489,298	5,979,674
FHLMC, 7.000%, 11/15/20	17,895	19,407
FHLMC, 7.500%, 08/15/30	254,085	299,634
FHLMC Gold Pool, 5.500%, 08/01/10	896,468	973,748
FHLMC Gold Pool, 6.000%, 05/01/16 to 02/01/38	21,794,920	24,054,838
FHLMC Structured Pass Through Securities, 1.478%, 02/25/45, (09/01/11) [9]	149,321	149,757
Total Federal Home Loan Mortgage Corporation		100,397,183
Federal National Mortgage Association - 25.2%
FNMA, 0.247%, 12/25/36, (08/25/11) [9]	432,838	426,430
FNMA, 0.497%, 04/25/37, (08/25/11) [9]	944,402	941,069
FNMA, 0.637%, 09/25/35, (08/25/11) [9]	1,752,346	1,746,509
FNMA, 0.875%, 08/28/14	3,200,000	3,203,578
FNMA, 1.250%, 02/27/14	400,000	406,228
FNMA, 1.478%, 07/01/44, (08/01/11) [9]	198,110	198,418
FNMA, 1.625%, 10/26/15	400,000	405,217
FNMA, 2.250%, 03/15/16	7,900,000	8,174,517
FNMA, 2.524%, 05/25/35, (09/25/11) [9]	195,572	208,519
FNMA, 2.590%, 06/01/35, (06/01/12) [9]	2,834,337	2,972,177
FNMA, 2.750%, 03/13/14	800,000	843,314
FNMA, 2.762%, 09/01/35, (05/01/12) [9]	1,355,365	1,425,895
FNMA, 3.500%, 11/01/40 to 04/01/41	43,887,196	42,975,653
FNMA, 3.500%, TBA	1,000,000	1,028,281
FNMA, 3.714%, 05/01/36, (08/01/11) [9]	1,178,171	1,184,174
FNMA, 4.000%, 04/01/24 to 06/01/41	6,436,451	6,664,639
FNMA, 4.000%, TBA	24,600,000	24,992,063
FNMA, 4.011%, 05/01/36, (08/01/11) [9]	634,673	673,216
FNMA, 4.375%, 10/15/15	2,300,000	2,586,021

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Federal National Mortgage Association - 25.2% (continued)
FNMA, 4.500%, 02/01/13 to 05/01/41	$43,544,583	$45,772,355
FNMA, 4.500%, TBA	90,200,000	94,174,438
FNMA, 4.625%, 10/15/13	1,300,000	1,416,237
FNMA, 5.000%, 04/25/33 to 03/01/35	24,170,149	25,889,587
FNMA, 5.026%, 05/01/35, (05/01/15) [9]	181,766	195,063
FNMA, 5.500%, 12/01/16 to 09/01/38	8,751,373	9,514,392
FNMA, 6.000%, 05/01/16 to 08/01/39	33,049,361	36,426,964
FNMA, 7.200%, 05/25/23	527,669	600,290
FNMA Pool, 5.500%, 03/01/38	764,186	834,720
FNMA Pool, 6.500%, 11/01/35	254,979	287,158
FNMA Whole Loan, 6.340%, 12/25/42 [10]	272,671	319,689
Total Federal National Mortgage Association		316,486,811
Government National Mortgage Association - 1.1%
GNMA, 2.125%, 11/20/24 to 11/20/29, (01/01/12) [9]	287,497	296,678
GNMA, 2.375%, 03/20/24, (04/01/12) [9]	32,203	33,332
GNMA, 2.625%, 08/20/25, (10/01/11) [9]	21,177	22,023
GNMA, 3.375%, 04/20/21, (07/01/12) [9]	6,424	6,664
GNMA, 3.500%, 11/15/40 to 01/15/41	6,971,396	6,931,281
GNMA, 6.500%, 06/20/28	667,918	741,500
GNMA, 6.750%, 10/16/40 [10]	4,543,747	5,142,539
Total Government National Mortgage Association		13,174,017
U.S. Government Obligations - 8.7%
U.S. Treasury Inflation Protected Securities, 1.125%, 01/15/21	12,596,500	13,581,584
U.S. Treasury Inflation Protected Securities, 1.750%, 01/15/28	646,872	726,316
U.S. Treasury Inflation Protected Securities, 2.375%, 01/15/25	3,594,690	4,367,829
U.S. Treasury Inflation Protected Securities, 2.500%, 01/15/29	4,207,960	5,225,760
U.S. Treasury Inflation Protected Securities, 3.875%, 04/15/29	2,198,256	3,208,939
USTB, 2.375%, 01/15/27	2,351,979	2,862,801
USTN, 0.375%, 07/31/13	47,400,000	47,418,534
USTN, 0.500%, 07/15/21	300,636	308,364
USTN, 0.625%, 07/15/14	17,100,000	17,140,117
USTN, 1.500%, 07/31/16	9,200,000	9,257,463
USTN, 4.750%, 03/31/11	4,438,083	5,154,762
Total U.S. Government Obligations		109,252,469
Total U.S. Government and Agency Obligations (cost $529,596,711)		539,310,480
Municipal Bonds - 3.8%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, Series 2010 B, 8.084%, 12/15/50	1,000,000	1,305,810
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007 A-2, 5.875%, 06/01/30	1,000,000	781,160
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49	1,000,000	1,067,040
California State General Obligation, 5.650%, 04/01/39	1,200,000	1,290,852

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 3.8% (continued)
California State General Obligation, 7.500%, 04/01/34	$1,300,000	$1,582,230
California State General Obligation, 7.550%, 04/01/39	1,300,000	1,598,883
California State General Obligation, 7.600%, 11/01/40	1,000,000	1,240,310
California State General Obligation, 7.950%, 03/01/36	1,100,000	1,258,785
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38	500,000	503,755
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30	700,000	746,809
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40	1,000,000	1,044,280
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21	100,000	108,851
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40	1,600,000	1,809,472
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.300%, 12/01/21	200,000	217,702
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	1,700,000	1,922,564
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Taxable Build America, Series 2010 B, 6.200%, 12/01/40	1,000,000	1,045,700
Clark County, NV Airport Revenue, Taxable Direct Payment Build America, Series C, 6.820%, 07/01/45	800,000	931,336
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	800,000	871,904
Illinois State General Obligation, 4.071%, 01/01/14	1,200,000	1,253,004
Illinois State General Obligation, Taxable Build America, Series 2010-3, 6.725%, 04/01/35	400,000	422,744
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.488%, 08/01/33	300,000	333,738
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.618%, 08/01/40	200,000	220,088
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 [14] (AGM Insured)	3,600,000	3,798,504
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000	4,722,040
Los Angeles, CA Wastewater System Revenue, Series 2010 A, 5.713%, 06/01/39	1,000,000	1,059,440
New Jersey State Turnpike Authority Revenue, Series 2010 A, 7.102%, 01/01/41	800,000	989,720
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Taxable Build America, Series 2010 GG, 5.724%, 06/15/42	5,000,000	5,532,250
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Build America, Series 2011 CC, 5.882%, 06/15/44	1,100,000	1,255,045
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Build America, Series 2011 CC, 6.282%, 06/15/42	1,100,000	1,184,755
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000	976,914
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	1,200,000	1,277,184
San Francisco Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000	1,085,175
Texas State Transportation Commission Mobility Fund, Series 2005 A, 4.750%, 04/01/35	700,000	705,103

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Municipal Bonds - 3.8% (continued)
Truckee Meadows Water Authority Water Revenue, Series 2005 A, 5.000%, 07/01/36 [14] (NATL-RE)		$200,000	$193,626
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31		2,500,000	2,620,300
University of California Medical Center Regents Revenue, Series 2010 H, 6.398%, 05/15/31		200,000	212,414
University of California Medical Center Regents Revenue, Series 2010 H, 6.548%, 05/15/48		300,000	334,287
Total Municipal Bonds (cost $42,581,693)			47,503,774
Asset-Backed Securities - 2.3%
Amortizing Residential Collateral Trust, 0.767%, 07/25/32, (08/25/11) [9]		77,398	68,461
Bear Stearns Asset Backed Securities, Inc., 0.267%, 10/25/36, (08/28/11) [9]		156,231	151,245
Citibank Omni Master Trust, Series 2009 A8, Class A8, 2.287%, 05/16/16, (08/15/11) (a) 5, [9]		4,900,000	4,960,073
EMC Mortgage Loan Trust, Class A, 0.557%, 05/25/40, (08/25/11) (a) 5, [9]		777,607	650,352
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 0.237%, 11/25/36, (08/25/11) [9]		50,238	50,056
First NLC Trust, 0.257%, 08/25/37, (08/25/11) (a) 5, [9]		788,790	401,628
Fremont Home Loan Trust, 0.247%, 01/25/37, (08/25/11) [9]		107,501	101,949
HSI Asset Securitization Corp. Trust, 0.237%, 12/25/36, (08/25/11) [9]		4,662	4,640
Long Beach Mortgage Loan Trust, 0.747%, 10/25/34, (08/25/11) [9]		55,661	44,229
Morgan Stanley Ixic Real Estate Capital Trust, 0.237%, 11/25/36, (08/25/11) [9]		12,395	4,065
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.447%, 09/25/35, (08/25/11) [9]		1,587,551	1,424,290
SBAP, Series 2007-20K, Class 1, 5.510%, 11/01/27		3,671,691	4,075,603
SBAP, Series 2009-20E, Class 1, 4.430%, 05/01/29		4,575,390	4,953,657
Securitized Asset Backed Receivables LLC Trust, 0.247%, 12/25/36, (08/25/11) [9]		491,126	154,143
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 0.227%, 01/25/37, (08/25/11) [9]		384,771	368,455
Small Business Admiinistration Part. Cert., Series 2008-10E, Class 1, 5.110%, 09/01/18		2,620,349	2,841,293
Small Business Administration Part. Cert., Series 2008-20I, 5.600%, 09/01/28		7,866,015	8,735,849
Structured Asset Securities Corp., 0.477%, 01/25/33, (08/25/11) [9]		55,355	49,369
Structured Asset Securities Corp., 5.370%, 10/25/36, (08/25/11) [9]		14,113	14,088
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23		92,071	99,672
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11		59,182	59,291
Total Asset-Backed Securities (cost $28,415,154)			29,212,408
Mortgage-Backed Securities - 5.8%
American Home Mortgage Investment Trust, 2.187%, 02/25/45, (09/01/11) [9]		589,536	513,975
Arran Residential Mortgages Funding PLC, Series 2010 1A, Class A1B, 2.620%, 05/16/47, (08/16/11) (a) [9]	EUR	876,958	1,260,049
Arran Residential Mortgages Funding PLC, Series 2010 1A, Class A2B, 2.820%, 05/16/47, (08/16/11) (a) [9]	EUR	2,000,000	2,873,581
Banc of America Funding Corp., 2.758%, 05/25/35 [10]		830,156	792,018
Bear Stearns Adjustable Rate Mortgage Trust, 2.727%, 04/25/33 [10]		314,207	281,873
Bear Stearns Adjustable Rate Mortgage Trust, 3.190%, 11/25/30 [10]		17,810	17,381
Bear Stearns Adjustable Rate Mortgage Trust, 5.677%, 02/25/33 [10]		45,725	44,638
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 13A1, 5.380%, 02/25/36 [10]		310,112	273,995

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Mortgage-Backed Securities - 5.8% (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.710%, 03/25/35, (09/01/11) [9]		$9,328,076	$8,630,668
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.731%, 03/25/35, (12/25/11) [9]		5,576,925	5,171,979
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 2.400%, 08/25/35, (09/01/11) [9]		12,140,598	10,926,381
Bear Stearns Alt-A Trust, 2.629%, 05/25/35 [10]		1,388,231	1,071,287
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 2.870%, 09/25/35 [10]		685,888	489,414
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50		2,800,000	3,038,434
Citigroup, Inc., Series 2005-11 2A1, 2.670%, 12/25/35, (09/01/11) [9]		360,311	330,189
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 2.370%, 08/25/35, (10/25/11) [9]		6,495,165	6,095,215
Countrywide Alternative Loan Trust, 0.367%, 05/25/47, (08/25/11) [9]		1,341,152	736,922
Countrywide Home Loans, Inc., Asset Backed Certificates, 3.017%, 02/20/36, (09/20/11) [9]		412,712	320,056
Euro Bond, Series 25X, Class A, 1.570%, 05/15/19, (08/16/11) [9]	EUR	138,135	182,890
Greenpoint Mortgage Funding, 0.267%, 12/25/36, (08/25/11) [9]		241,277	230,074
Greenpoint Mortgage Funding Trust, 0.267%, 10/25/46, (08/25/11) [9]		263,944	250,328
GS Mortgage Securities Corp. II, 1.142%, 03/06/20, (08/08/11) (a) 5, [9]		2,114,936	2,095,122
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.170%, 11/25/35 [10]		1,286,592	1,263,644
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.496%. 01/25/36 [10]		1,543,700	924,083
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3, 4.070%, 11/15/43 (a) [5]		2,000,000	1,961,016
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.020%, 02/25/35 [10]		623,960	614,009
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	2,246,918
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.397%, 02/25/36, (08/25/11) [9]		852,606	607,324
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.437%, 11/25/35, (08/25/11) [9]		191,758	162,120
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49		3,000,000	3,277,933
Opera Finance PLC, Series CSC3, Class A, 1.063%, 04/25/17, (10/25/11) [9]	GBP	3,813,538	5,818,798
Prime Mortgage Trust, 0.587%, 02/25/19, (08/25/11) [9]		18,546	18,079
Prime Mortgage Trust, 0.587%, 02/25/34, (08/25/11) [9]		166,823	156,368
Structured Asset Mortgage Investments Inc., 0.847%, 09/19/32, (08/19/11) [9]		371,178	317,531
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 0.437%, 07/19/35, (08/19/11) [9]		914,654	751,396
Structured Asset Securities Corp., 2.312%, 01/25/32, (10/25/11) [9]		22,648	19,388
Structured Asset Securities Corp., 2.738%, 10/25/35 (a) 5, [10]		705,183	571,322
Thornburg Mortgage Securities Trust, 0.297%, 11/25/46, (08/25/11) [9]		795,887	788,085
Wachovia Bank Commercial Mortgage Trust, 0.267%, 06/15/20, (08/15/11) (a) 5, [9]		2,385,712	2,172,596
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 0.277%, 09/15/21, (08/15/11) (a) 5, [9]		3,951,108	3,811,536
Washington Mutual MSC Mortgage Pass-Through, 2.140%, 02/25/31 [10]		3,464	3,161
Washington Mutual, 1.463%, 11/25/42, (09/01/11) [9]		146,210	125,982
Washington Mutual, Series 2005-AR13, Class A1A1, 0.477%, 10/25/45, (08/25/11) [9]		311,683	255,930
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.747%, 03/25/36 [10]		1,647,885	1,447,337
Total Mortgage-Backed Securities (cost $77,013,893)			72,941,025

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

Security Description		Shares		Value
Municipal Closed-End Bond Funds - 0.5%
Dreyfus Municipal Income, Inc.		37,500		$323,250
DWS Municipal Income Trust		55,000		653,400
Invesco Van Kampen Advantage Municipal Income Trust II		61,796		698,913
Invesco Van Kampen Trust for Investment Grade Municipals		55,000	[2]	734,800
MFS Municipal Income Trust		53,800	[2]	353,466
Nuveen Performance Plus Municipal Fund		55,000	[2]	754,050
Nuveen Premium Income Municipal Fund II		55,000	[2]	739,750
Nuveen Premium Income Municipal Fund IV		55,000		655,050
Nuveen Quality Income Municipal Fund		55,000	[2]	727,100
Total Municipal Closed-End Bond Funds (cost $6,147,228)				5,639,779
Preferred Stocks - 0.9%
Bank of America Corp., Series L, 7.250%. Exercise Price $50.00, Expiration Date 12/31/49 [16] (Financial)		7,000		6,823,110
DG Funding Trust, 0.579%, (09/30/11) (a) 5, [9] (Financial)		573		4,323,552
Total Preferred Stocks (cost $12,745,273)				11,146,662
		Notional Amount
Options - 0.0%#
1-Year Interest Rate Swap (Call), Counterparty RBS, Receive Floating 3-Month USD-LIBOR, Exercise Rate 1.250%, Expiration 04/30/12 5, [9] (cost $68,270)		$17,300,000		114,379
Short-Term Investments - 27.5%
		Principal Amount
Certificates of Deposit - 1.0%
Banco Bradesco, SA, 0.196%, 06/27/11 (a)5, [6]		10,900,000		10,898,365
Itau Unibanco, SA, 1.276%, 12/05/11[6]		1,100,000		1,095,061
Total Certificates of Deposit				11,993,426
Commercial Paper - 5.1%
Kells Funding LLC, 0.202%, 10/04/11 [6]		10,400,000		10,396,152
Kells Funding LLC, 0.235%, 11/01/11[6]		27,100,000		27,083,469
Kells Funding LLC, 0.236%, 11/02/11 [6]		11,300,000		11,292,994
Straight-A Funding LLC, 0.078%, 08/12/11[6]		8,000,000		7,999,760
Straight-A Funding LLC, 0.091%, 08/02/11[6]		7,000,000		6,999,930
Total Commercial Paper				63,772,305
Japan Treasury Bills - 15.5%
Japan Treasury Bills, Series 189, 0.000%, 08/01/11 [6]	JPY	50,000,000		649,477
Japan Treasury Bills, Series 190, 0.120%, 08/08/11 [6]	JPY	1,060,000,000		13,768,517
Japan Treasury Bills, Series 192, 0.102%, 08/05/11 [6]	JPY	6,930,000,000		90,013,214
Japan Treasury Bills, Series 197, 0.100%, 09/05/11 [6]	JPY	110,000,000		1,428,700
Japan Treasury Bills, Series 203, 0.101%, 09/26/11 [6]	JPY	340,000,000		4,415,725
Japan Treasury Bills, Series 206, 0.100%, 10/11/11 [6]	JPY	10,000,000		129,869
Japan Treasury Bills, Series 207, 0.102%, 10/17/11 [6]	JPY	4,940,000,000		64,154,420
Japan Treasury Bills, Series 209, 0.097%, 10/24/11 [6]	JPY	1,520,000,000		19,739,466
Japan Treasury Bills, Series 211, 0.101%, 10/31/11 [6]	JPY	50,000,000		649,318
Total Japan Treasury Bills				194,948,706

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Repurchase Agreements - 5.2%
TD Securities (USA) LLC, dated 07/29/11, due 08/01/11, 0.120%, total to be received $65,300,653 (collateralized by $66,649,740 U.S. Treasury Bonds, 0.750% - 1.875%, due 05/31/12 to 06/15/12)	$65,300,000	$65,300,000
U.S. Treasury Bills - 0.1%
U.S. Treasury Bills, 0.146%, 08/18/11	1,160,000	1,159,903
	Shares
Other Investment Companies - 0.6%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,10]	643,217	514,031
BNY Mellon Overnight Government Fund, 0.18%[3]	7,147,973	7,147,973
Total Other Investment Companies		7,662,004
Total Short-Term Investments (cost $337,656,555)		344,836,344
Total Investments - 122.3% (cost $1,496,544,033)		1,533,393,911
Other Assets, less Liabilities - (22.3)%		(279,259,401)
Net Assets - 100.0%		$1,254,134,510

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

July 31, 2011 (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 95.8%
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/17 (National Insured)	$110,000	$122,917
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/24 (National Insured)	225,000	243,430
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (AGM Insured)	110,000	118,331
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/19 (AGM Insured)	175,000	193,699
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/22 (AGM Insured)	200,000	213,544
Barstow, CA Unified School District General Obligation, Election 2001, Series B, 5.000%, 08/01/24 (National Insured)	375,000	384,311
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/17	20,000	23,312
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/22	35,000	38,294
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	57,301
Butte-Glenn Counties, CA Community College District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	325,000	340,925
California Resource Efficiency Financing Authority, Series A, 5.000%, 07/01/23 (AMBAC Insured)	50,000	50,369
California State Department of Water Resources, Water System Revenue, Series A, 5.000%, 12/01/20	25,000	28,579
California State Public Works Board, Series C, 4.500%, 06/01/17	50,000	56,666
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	203,084
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	546,755
Carlsbad, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	20,000	21,847
Carlsbad, CA Unified School District General Obligation, Series B, 5.250%, 05/01/25	70,000	75,871
Central Marin, CA Sanitation Agency Revenue, 5.000%, 09/01/21 (National Insured)	100,000	107,837
Cerritos, CA Community College General Obligation, Election 2004, Series C, 5.250%, 08/01/25	15,000	16,293
Chaffey, CA Joint Union High School District General Obligation, Series B, 5.000% 08/01/25 (FGIC Insured)	55,000	55,114
Chino Valley, CA Unified School District, Series A, 5.375%, 08/01/14 (AGM Insured)	70,000	74,296
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/23 (National Insured)	125,000	132,565
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/25 (National Insured)	250,000	259,295
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/27 (National Insured)	20,000	20,563
City of Escondido, CA General Obligation, Series A, 5.000%, 09/01/14 (National Insured)	90,000	99,698
Clovis, CA Unified School District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	115,000	121,922
Clovis, CA Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/25 (National Insured)	65,000	67,946
Corona-Norca, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/25 (AGM Insured)	50,000	52,127
Covina-Valley, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	410,000	433,554
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/16	50,000	57,558
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/27	235,000	246,872
Desert Sands, CA Unified School District General Obligation, 5.500%, 08/01/28	25,000	26,827
Desert Sands, CA Unified School District Refunding, 5.000%, 06/01/22 (AMBAC Insured)	40,000	42,715
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21 (National Insured)	330,000	353,070
El Dorado County, CA Rescue Union School District General Obligation, 5.000%, 09/01/21 (National Insured)	25,000	28,388
El Dorado County, CA Rescue Union School District General Obligation, 5.000%, 07/01/23 (National Insured)	50,000	55,602

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 95.8% (continued)
El Monte, CA City School District General Obligation, Series A, 4.250%, 05/01/15 (FGIC Insured)	$300,000	$329,349
El Monte, CA Union High School District General Obligation, Series C, 5.000%, 06/01/21 (AGM Insured)	40,000	43,261
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/24 (National Insured)	565,000	587,425
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/27 (National Insured)	100,000	102,806
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/16 (National Insured)	225,000	248,155
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/23 (National Insured)	240,000	253,450
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/21 (National Insured)	75,000	78,503
Fresno County, CA Central Unified School District General Obligation, Series A, 5.000%, 08/01/22 (Assured Guaranty)	25,000	26,785
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/23 (National Insured)	25,000	25,633
Fresno County, CA Unified School District General Obligation, Series C, 5.900%, 08/01/22 (National Insured)	25,000	28,061
Grossmont, CA Union High School District General Obligation, 5.000%, 08/01/23 (National Insured)	85,000	89,974
Grossmont-Cuyamaca, CA Community College District General Obligation, Series C, 5.000%, 08/01/24 (Assured Guaranty)	50,000	53,974
Hemet, CA Unified School District General Obligation, Series A, 5.000%, 08/01/22 (AGM Insured)	125,000	130,040
Imperial, CA Irrigation District Electric System Revenue, Series A, 5.250%, 11/01/24	100,000	108,311
Jurupa, CA Unified School District, Election 2001, 5.000%, 08/01/14 (FGIC Insured)	225,000	238,043
Long Beach, CA Unified School District General Obligation, Series A, 5.500%, 08/01/26	85,000	95,006
Los Angeles County, CA Citrus Community College District General Obligation, Election 2004, Series B, 5.000%, 06/01/22 (National Insured)	20,000	21,579
Los Angeles County, CA Golden West Schools Financing Authority General Obligation, 5.250%, 09/01/24 (FGIC Insured)	365,000	424,050
Los Angeles County, CA Metropolitan Transportation Authority Revenue, Series E, 5.000%, 07/01/25	35,000	38,271
Los Angeles County, CA Public Works Financing Authority Revenue, 5.000%, 10/01/15 (National Insured)	15,000	17,307
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.250%, 10/01/16 (AGM Insured)	25,000	29,435
Los Angeles County, CA Sanitation Districts Financing Authority Capital Projects Revenue, 5.000%, 10/01/23 (FGIC Insured)	80,000	82,724
Los Angeles, CA Harbor Department Revenue, Series A, 4.000%, 08/01/17	25,000	27,603
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	300,006
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/16	470,000	518,147
Los Angeles, CA Municipal Improvement Corp. Revenue, Series C, 5.000%, 09/01/18	300,000	326,613
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/21 (FGIC Insured)	125,000	128,388
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/23 (FGIC Insured)	50,000	50,665
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/23	640,000	654,515
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/24	100,000	101,304
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 01/01/25 (FGIC Insured)	780,000	788,065
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/25	50,000	50,443

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 95.8% (continued)
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/26 (FGIC Insured)	$200,000	$200,770
Los Angeles, CA Unified School District General Obligation, Election 2004, Series G, 5.000%, 07/01/24 (AMBAC Insured)	35,000	36,912
Monrovia, CA Unified School District General Obligation, Election 2006, Series B, 5.250%, 08/01/25 (FSA Insured)	30,000	31,953
Moreland, CA School District General Obligation Refunding, Series A, 5.000%, 08/01/15 (AMBAC Insured)	50,000	56,346
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	54,816
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/16 (National Insured)	25,000	27,535
Mount Diablo, CA Unified School District, Election 2002, 4.125%, 07/01/14 (FGIC Insured)	50,000	52,608
Orange County, CA Sanitation District, Series A, 5.000%, 02/01/22	135,000	148,997
Peralta, CA Community College District General Obligation, Series A, 5.000%, 08/01/24 (National Insured)	50,000	51,854
Peralta, CA Community College District General Obligation, Election 2006, Series B, 5.250%, 08/01/22 (AGM Insured)	45,000	48,369
Placentia-Yorba Linda, CA Unified School District General Obligation, Series B, 5.500%, 08/01/27 (FGIC Insured)	65,000	67,225
Port of Oakland, CA Series B, 5.000%, 11/01/16 (National Insured)	255,000	285,743
Port of Oakland, CA Series B, 5.000%, 11/01/24 (National Insured)	50,000	51,153
Port of Oakland, CA Revenue, Series B, 4.000%, 11/01/15 (National Insured)	105,000	112,572
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/15 (National Insured)	310,000	344,847
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/17 (National Insured)	10,000	11,258
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/17 (National Insured)	275,000	309,595
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/21 (National Insured)	625,000	657,431
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/22 (National Insured)	30,000	31,204
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/26 (National Insured)	275,000	278,212
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 4.375%, 08/01/20	685,000	708,838
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 5.000%, 08/01/18	70,000	76,783
Rancho, CA Water District Financing Authority Refunding Revenue, Series 2008A, 5.000%, 08/01/15 (AGM Insured)	50,000	56,657
Riverside, CA Community College District, 5.000%, 08/01/24	35,000	37,062
Riverside County, CA Perris Union High School District General Obligation, Election 2004, Series A, 5.000%, 09/01/26 (FGIC Insured)	15,000	15,372
Rosemead, CA School District General Obligation, Election 2000, Series B, 5.125%, 08/01/27 (FGIC Insured)	25,000	25,567
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/24 (AGM Insured)	150,000	163,149
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/25 (AGM Insured)	55,000	58,733
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/26 (AGM Insured)	145,000	153,933
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.500%, 08/01/28 (AGM Insured)	125,000	133,315
Roseville, CA Joint Union High School District General Obligation, Election 2004, Series A, 5.000%, 08/01/26 (FGIC Insured)	120,000	124,314
Sacramento, CA Municipal Utility District Revenue, Series R, 5.000%, 08/15/18 (National Insured)	150,000	158,890

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 95.8% (continued)
Sacramento, CA Municipal Utility District Revenue, Series K, 5.250%, 07/01/24 (AMBAC Insured)	$145,000	$159,301
San Bernardino, CA Community College District General Obligation, Series C, 5.000%, 08/01/26 (AGM Insured)	175,000	182,770
San Bernardino, CA Community College District General Obligation, Election 2008, Series A, 6.250%, 08/01/23	620,000	722,461
San Bernardino, CA Community College District General Obligation, Election 2008, Series A, 6.375%, 08/01/26	480,000	551,798
San Diego County, CA Southwestern Community College District General Obligation, 5.000%, 08/01/23 (National Insured)	285,000	304,112
San Diego, CA Public Facilities Financing Authority Revenue, Series B, 5.000%, 08/01/20	30,000	34,605
San Diego, CA Public Facilities Financing Authority Revenue, Series B, 5.000%, 05/15/21	50,000	56,708
San Diego, CA Unified Port District Revenue, Series B, 5.000%, 09/01/23 (National Insured)	325,000	336,505
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (FGIC Insured)	45,000	50,862
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (Assured Guaranty)	50,000	57,244
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 30, 5.250%, 05/01/15 (XLCA Insured)	75,000	79,343
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 32F, 5.250%, 05/01/17 (FGIC Insured)	465,000	529,542
San Francisco, CA City & County General Obligation, Laguna Honda Hospital, Series R3, 5.000%, 06/15/23	50,000	52,836
San Francisco, CA City & County Unified School District General Obligation, Election 2003, Series C, 5.000%, 06/15/22 (National Insured)	55,000	58,711
San Jose, CA Unified School District General Obligation, Election 2002, Series C, 5.000%, 08/01/24 (FGIC Insured)	200,000	211,196
San Juan, CA Unified School District General Obligation, Election 2002, 4.250%, 08/01/14 (FGIC Insured)	240,000	262,061
San Juan, CA Unified School District General Obligation, Election 2002, Series A, 5.000%, 08/01/16 (National Insured)	150,000	164,577
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25	1,300,000	1,380,366
Santa Ana, CA Unified School District General Obligation, Series A, 5.250%, 08/01/26	500,000	525,965
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series H, 5.000%, 08/01/19 (Assured Guaranty)	100,000	111,732
Santa Clara County, CA East Side Union High School District General Obligation, Series A, 4.000%, 09/01/18 (AMBAC Insured)	75,000	79,652
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	65,000	69,011
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	265,000	281,353
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/22 (National Insured)	500,000	550,365
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.250%, 02/01/24 (National Insured)	40,000	43,846
Santa Clara County, CA Franklin-McKinley CA School District General Obligation, 5.000%, 07/01/15 (AGM Insured)	40,000	44,396
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (National Insured)	100,000	102,943

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Municipal Bonds - 95.8% (continued)
Sierra, CA Joint Community College District, Election 2004, 5.000%, 08/01/24 (National Insured)	$100,000	$105,229
Sierra, CA Joint Community College District, Election 2004, 5.000%, 08/01/25 (National Insured)	100,000	103,986
Sierra Sands, CA Unified School District General Obligation, Series A, 5.000%, 11/01/22 (FGIC Insured)	50,000	52,583
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	27,100
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	44,406
Sonoma County, CA Junior College District General Obligation, Series D, 5.000%, 08/01/16	15,000	17,462
Southern California Public Power Authority Revenue, Series B, 5.750%, 07/01/24	75,000	84,152
State of California, 5.000%, 04/01/14	15,000	16,513
Sweetwater, CA Authority Revenue, 5.000%, 04/01/17 (AMBAC Insured)	50,000	55,213
Tahoe-Truckee, CA Unified School District General Obligation, 5.500%, 08/01/19 (National Insured)	75,000	87,255
Tracy, CA Joint Unified School District General Obligation, Election 2006, 5.000%, 08/01/25 (Assured Guaranty)	100,000	102,935
Vacaville, CA Unified School District, Election 2001, 5.000%, 08/01/16 (National Insured)	120,000	133,218
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/17 (National Insured)	40,000	43,747
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/22 (National Insured)	15,000	15,775
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (AMBAC Insured)	130,000	133,795
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (National Insured)	220,000	223,659
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (National Insured)	55,000	56,643
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (AMBAC Insured)	30,000	30,733
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/22	100,000	109,712
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24	615,000	662,638
Wiseburn, CA School District, Class A, 5.000%, 08/01/16 (National Insured)	75,000	85,109
Yosemite, CA Community College District General Obligation, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	515,000	546,523
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/23 (AMBAC Insured)	90,000	94,902
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/24 (AMBAC Insured)	25,000	26,239
Total Municipal Bonds (cost $24,707,751)		25,405,169
	Shares
Short-Term Investments - 2.5% [1]
Blackrock Liquidity Funds, California Money Fund, Institutional Class Shares, 0.01% (cost $674,118)	674,118	674,118
Total Investments - 98.3% (cost $25,381,869) [11]		26,079,287
Other Assets, less Liabilities - 1.7%		438,150
Net Assets - 100.0%		$26,517,437

Managers AMG TSCM Growth Equity Fund

Schedule of Portfolio Investments

July 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 94.9%
Consumer Discretionary - 19.2%
Amazon.com, Inc.*	1,040	$231,421
Coach, Inc.	13,220	853,483
Hasbro, Inc.	14,470	572,433
Johnson Controls, Inc.	16,080	594,156
Luxottica Group S.p.A. - Sponsored ADR	6,900	217,626
Nike, Inc.	6,845	617,077
Sotheby’s	10,380	439,593
Walt Disney Co., The	14,940	576,983
Total Consumer Discretionary		4,102,772
Energy - 7.3%
Denbury Resources, Inc.*	19,360	374,035
Halliburton Co.	14,010	766,767
Whiting Petroleum Corp.*	7,040	412,544
Total Energy		1,553,346
Financials - 4.2%
Lazard, Ltd., Class A	16,110	541,296
Signature Bank*	6,020	356,143
Total Financials		897,439
Health Care - 13.9%
Allergan, Inc.	7,630	620,395
Baxter International, Inc.	3,700	215,229
DaVita, Inc.*	12,600	1,052,605
HCA Holdings, Inc.*	17,830	475,704
Shire PLC	5,840	607,360
Total Health Care		2,971,293
Industrials - 21.6%
Allegiant Travel Co.*	10,280	442,348
Ametek, Inc.	15,260	648,550
Danaher Corp.	13,230	649,725
Manitowoc Co., The	29,150	407,808
Manpower, Inc.	9,390	474,383
United Parcel Service, Inc., Class B	12,400	858,329
URS Corp.*	12,490	509,967
Wesco International, Inc.*	11,980	607,266
Total Industrials		4,598,376
Information Technology - 23.2%
Apple, Inc.*	3,210	1,253,441
Autodesk, Inc.*	8,560	294,464
Broadcom Corp., Class A	19,175	710,817
Juniper Networks, Inc.*	17,230	403,010

Managers AMG TSCM Growth Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Information Technology - 23.2% (continued)
Linear Technology Corp.	14,240	$417,232
QUALCOMM, Inc.	24,635	1,349,505
Teradata Corp.*	5,750	316,020
Texas Instruments, Inc.	6,890	204,978
Total Information Technology		4,949,467
Materials - 2.1%
Ecolab, Inc.	9,170	458,500
Telecommunication Services - 3.4%
American Tower Corp., Class A*	13,645	716,772
Total Common Stocks (cost $20,130,309)		20,247,965
Short-Term Investments - 4.0% [1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03% (cost $855,099)	855,099	855,099
Total Investments - 98.9% (cost $20,985,408)		21,103,064
Other Assets, less Liabilities - 1.1%		231,805
Net Assets - 100.0%		$21,334,869

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2011, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG FQ Tax-Managed U.S. Equity	$ 33,050,060	$12,384,034	($500,123)	$11,883,911
Managers AMG FQ U.S. Equity	46,869,335	4,254,282	(1,363,821)	2,890,461
Managers AMG FQ Global Alternatives	583,881,077	25,451,116	(1,609)	25,449,507
Managers AMG FQ Global Essentials	107,064,238	1,879,112	(291,555)	1,587,557
Managers Frontier Small Cap Growth	108,362,484	7,186,219	(5,355,748)	1,830,471
Managers Micro-Cap	115,313,092	28,534,078	(6,954,652)	21,579,426
Mangaers Institutional Micro-Cap	21,089,337	4,975,074	(1,177,280)	3,797,794
Managers Real Estate Securities	49,837,619	4,325,254	(373,742)	3,951,512
Managers PIMCO Bond	1,496,694,926	59,205,124	(22,506,139)	36,698,985
Managers California Intermediate Tax-Free	25,381,869	722,601	(25,183)	697,418
Managers AMG TSCM Growth Equity	20,986,249	1,177,945	(1,061,130)	116,815

*	Non-income-producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2011, the value of these securities in the PIMCO Bond Fund amounted to $136,030,680, or 10.8% of net assets.

[1]	Yield shown for each short-term investment represents its July 31, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of July 31, 2011, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG FQ Tax-Managed U.S. Equity	$357,272	0.8%
Managers AMG FQ U.S. Equity	1,435,755	2.9%
Managres AMG FQ Global Essentials	11,460,442	11.8%
Managers Frontier Small Cap Growth	6,933,711	6.7%
Managers Micro-Cap	538,836	0.4%
Managers Institutional Micro-Cap	71,256	0.3%
Managers PIMCO Bond	7,587,683	0.6%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily.

[5]

Illiquid Security: A security not readily convertible into cash such as stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. As of July 31, 2011, the value of illiquid securities in the PIMCO Bond Fund amounted to $134,216,155, or 10.7% of net assets.

[6]	Rate shown represents yield to maturity at July 31, 2011.

[7]	Securities or cash held as collateral for futures contracts, amounting to a market value of:

Fund	Market Value	% of Net Assets
Managers AMG FQ Global Alternatives	$48,100,282	8.4%
Managers AMG FQ Global Essentials	8,998,271	9.4%
Managers PIMCO Bond	4,081,573	0.3%

1

Notes to Schedule of Portfolio Investments (continued)

[8]	Perpetuity Bond. The date shown is the final call date.

[9]	Floating Rate Security. The rate listed is as of July 31, 2011. Date in parenthesis represents the security’s next coupon rate reset.

[10]	Variable Rate Security. The rate listed is as of July 31, 2011 and is periodically reset subject to terms and conditions set forth in the debenture.

[11]

At July 31, 2011, the concentration of the Managers California Intermediate Tax-Free Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 92.8% and Puerto Rico 3.0%. At July 31, 2011, 64.9% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 35.5% and FGIC 16.2%.

[12]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.

[13]	Collateral received from brokers for swap contracts for Managers PIMCO Bond Fund in the amount of $2,705,875, or 0.2% was invested in this short-term investment.

[14]	At July 31, 2011, $3,992,130 or 0.3% of the securities in the portfolio for Managers PIMCO Bond Fund were backed by insurance of financial institutions and financial guaranty assurance agencies.

[15]

A portion of this investment is held in a segregated account as collateral for forward currency contracts for Managers AMG FQ Global Alternatives Fund, amounting to a market value of $29,500,000, or 5.2% of net assets.

[16]

Convertible Security. A corportate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible Bonds and Convertible Preferred Stocks for Managers PIMCO Bond Fund at July 31, 2011, amounted to $6,808,500, or 0.5% of net assets, and $6,823,110, or 0.5% of net assets, respectively.

Investment Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

Currency Abbreviations:		Other:

BRL:	Brazilian Real	AGM:	Assured Guaranty Municipal Corp.	GNMA:	Government National Mortgage Association
CAD:	Canadian Dollar	AMBAC:	American Municipal Bond Assurance Corp.	MTN:	Medium Term Note
EUR:	Euro	BKNT:	Bank notes	NATL-RE:	National Public Finance Guarantee Corp.
GBP:	British Pound	EMTN:	European Medium Term Note	NTNF:	Notas Tesouro Nacional F
MXN:	Mexican Peso	ETF:	Exchange Traded Fund	OIS:	Overnight Indexed Swap
USD:	United States Dollar	FGIC:	Financial Guaranty Insurance Corp.	REIT:	Real Estate Investment Trust
		FHLB:	Federal Home Loan Bank	REOC:	Real Estate Operations Company
		FHLMC:	Federal Home Loan Mortgage Corp.	TBA:	To Be Announced
		FNMA:	Federal National Mortgage Association	USTB:	United States Treasury Bonds
		FSA:	FSA Capital, Inc.	USTN:	United States Treasury Notes
		GMTN:	Global Medium Term Note	XLCA:	XL Capital Assurance, Inc.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

2

Notes to Schedule of Portfolio Investments (continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of July 31, 2011:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks †	$44,409,009	—	—	$44,409,009
Short-Term Investments	268,817	$256,145	—	524,962

Total Investments in Securities	$44,677,826	$256,145	—	$44,933,971

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Mnagers AMG U.S. Equity Fund
Investments in Securities
Common Stocks †	$48,296,796	—	—	$48,296,796
Short-Term Investments	1,302,289	$160,711	—	1,463,000

Total Investments in Securities	$49,599,085	$160,711	—	$49,759,796

Derivatives ‡
Equity Contracts	($646)	—	—	($646)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Global Alternatives Fund
Investments in Securities
US Government Obligations	—	$48,100,282	—	$48,100,282
Exchange Traded Fund	$124,538,154	—	—	124,538,154
Short-Term Investments	436,692,148	—	—	436,692,148

Total Investments in Securities	$561,230,302	$48,100,282	—	$609,330,584

Derivatives ‡
Foreign Exchange Contracts	—	($41,901,740)	—	($41,901,740)
Equity Contracts	($1,258,920)	—	—	(1,258,920)
Interest Rate Contracts	(5,609,608)	(2,771,731)	—	(8,381,339)

Total Derivatives	($6,868,528)	($44,673,471)	—	($51,541,999)

	Quoted Prices in Active Markets	Significant Other
	for Identical Investments Level 1	Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Global Essentials Fund
Investments in Securities
US Government Obligations	—	$8,999,271	—	$8,999,271
Exchange Traded Funds	$39,270,475	—	—	39,270,475
Short-Term Investments	60,299,187	82,862	—	60,382,049

Total Investments in Securities	$99,569,662	$9,082,133	—	$108,651,795

Derivatives ‡
Equity Contracts	($2,961)	—	—	($2,961)
Interest Rate Contracts	2,941,557	—	—	2,941,557

Total Derivatives	$2,938,596	—	—	$2,938,596

3

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Frontier Small Cap Growth
Investments in Securities
Common Stocks †	$101,141,013	—	—	$101,141,013
Short-Term Investments	8,957,296	$94,646	—	9,051,942

Total Investments in Securities	$110,098,309	$94,646	—	$110,192,955

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG TSCM Growth Equity Fund
Investments in Securities
Common Stocks †	$20,247,965	—	—	$20,247,965
Short-Term Investments	855,099	—	—	855,099

Total Investments in Securities	$21,103,064	—	—	$21,103,064

Managers Micro-Cap Fund	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks †	$132,522,009	—	—	$132,522,009
Exchange Traded Funds	686,129	—	—	686,129
Short-Term Investments	3,684,380	—	—	3,684,380

Total Investments in Securities	$136,892,518	—	—	$136,892,518

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2
			Significant Unobservable Inputs Level 3
				Total
Managers Institutional Micro-Cap Fund
Investments in Securities
Common Stocks †	$24,054,434	—	—	$24,054,434
Exchange Traded Funds	71,833	—	—	71,833
Short-Term Investments	760,864	—	—	760,864

Total Investments in Securities	$24,887,131	—	—	$24,887,131

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Real Estate Securities Fund
Investments in Securities
Common Stocks †	$51,462,438	—	—	$51,462,438
Short-Term Investments	2,326,693	—	—	2,326,693

Total Investments in Securities	$53,789,131	—	—	$53,789,131

4

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers California Intermediate Tax-Free Fund
Investments in Securities
Municipal Bonds	—	$25,405,169	—	$25,405,169
Short-Term Investments	$674,118	—	—	674,118

Total Investments in Securities	$674,118	$25,405,169	—	$26,079,287

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers PIMCO Bond Fund
Investments in Securities
Bank Loan Obligations	—	$2,026,148	—	$2,026,148
Corporate Bonds*	—	426,924,564	—	426,924,564
Foreign Government and Agency Obligations	—	53,738,348	—	53,738,348
U.S. Government and Agency Obligations
Federal Home Loan Mortgage Corporation	—	100,397,183	—	100,397,183
Federal National Mortgage Association	—	316,486,811	—	316,486,811
Government National Mortgage Association	—	13,174,017	—	13,174,017
U.S. Treasury Obligations	—	109,252,469	—	109,252,469
Asset-Backed Securities	—	29,212,408	—	29,212,408
Mortgage-Backed Securities	—	72,941,025	—	72,941,025
Municipal Bonds	—	47,503,774	—	47,503,774
Municipal Closed-End Bond Funds	$5,639,779	—	—	5,639,779
Preferred Stocks	—	11,146,662	—	11,146,662
Purchased Options	—	114,379	—	114,379
Short-Term Investments
Certificates of Deposit	—	11,993,426	—	11,993,426
Commercial Paper	—	63,772,305	—	63,772,305
Japan Treasury Bills	—	194,948,706	—	194,948,706
Repurchase Agreements	—	65,300,000	—	65,300,000
U.S. Treasury Bills	—	1,159,903	—	1,159,903
Other Investment Companies	7,662,004	—	—	7,662,004

Total Investments in Securities	$13,301,783	$1,520,092,128	—	$1,533,393,911

Derivatives‡
Credit Contracts	—	$143,068	—	$143,068
Foreign Exchange Contracts	—	(7,973,631)	—	(7,973,631)
Interest Rate Contracts	$6,554,769	(429,035)	—	6,125,734

Total Derivatives	$6,554,769	($8,259,598)	—	($1,704,829)

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

*	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.

‡

Derivatives are instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument. All OTC futures are valued as Level 2 securities and all exchange traded futures are valued as Level 1 securities.

As of July 31, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

5

Notes to Schedule of Portfolio Investments (continued)

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At July 31, 2011, the underlying values for open forward foreign currency contracts were as follows:

Managers AMG FQ Global Alternatives

The cash pledged to cover margin requirements for the open forward foreign currency contracts in the Fund at July 31, 2011 amounted to $29,500,000.

Managers AMG FQ Global Alternatives - Foreign Currency

Type	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Australian Dollar	Long	09/21/11	GS	$133,079,285	$131,145,283	$1,934,002
Australian Dollar	Long	09/21/11	MSC	18,993,575	18,496,066	497,509
Canadian Dollar	Long	09/21/11	MSC	4,624,613	4,564,850	59,763
Canadian Dollar	Long	09/21/11	GS	73,460,042	73,423,813	36,229
Swiss Franc	Long	09/21/11	GS	237,361,628	227,015,654	10,345,974
Swiss Franc	Long	09/21/11	MSC	11,229,737	10,487,608	742,129
Euro	Long	09/21/11	GS	246,566,936	244,568,566	1,998,370
Euro	Long	09/21/11	MSC	58,215,203	58,794,354	(579,151)
Pound Sterling	Long	09/21/11	GS	306,980,565	304,443,741	2,536,824
Pound Sterling	Long	09/21/11	MSC	212,482,269	211,662,058	820,211
Japanese Yen	Long	09/21/11	GS	64,268,942	61,675,661	2,593,281
Japanese Yen	Long	09/21/11	MSC	25,118,401	23,909,807	1,208,594
New Zealand Dollar	Long	09/21/11	GS	168,807,346	158,208,859	10,598,487
New Zealand Dollar	Long	09/21/11	MSC	99,426,757	92,033,710	7,393,047
Swedish Krona	Long	09/21/11	GS	185,825,441	185,542,383	283,058
Swedish Krona	Long	09/21/11	MSC	118,748,748	119,283,950	(535,202)
Australian Dollar	Short	09/21/11	GS	249,917,511	259,858,815	(9,941,304)
Australian Dollar	Short	09/21/11	MSC	212,827,065	221,306,706	(8,479,641)
Canadian Dollar	Short	09/21/11	GS	65,768,948	67,289,000	(1,520,052)
Canadian Dollar	Short	09/21/11	MSC	41,954,985	42,956,201	(1,001,216)
Swiss Franc	Short	09/21/11	GS	332,447,586	353,741,547	(21,293,961)
Swiss Franc	Short	09/21/11	MSC	216,903,170	231,262,900	(14,359,730)
Euro	Short	09/21/11	GS	146,415,841	146,238,410	177,431
Euro	Short	09/21/11	MSC	21,367,740	21,204,670	163,070
Pound Sterling	Short	09/21/11	GS	199,656,625	203,527,679	(3,871,054)
Pound Sterling	Short	09/21/11	MSC	69,642,208	71,303,453	(1,661,245)
Japanese Yen	Short	09/21/11	GS	103,038,445	107,085,084	(4,046,639)
Japanese Yen	Short	09/21/11	MSC	62,074,630	64,947,623	(2,872,993)
New Zealand Dollar	Short	09/21/11	GS	84,345,320	90,076,581	(5,731,261)
New Zealand Dollar	Short	09/21/11	MSC	38,008,135	41,023,104	(3,014,969)
Swedish Krona	Short	09/21/11	GS	196,053,344	200,350,957	(4,297,613)
Swedish Krona	Short	09/21/11	MSC	28,223,088	28,306,776	(83,688)

			Totals	$4,033,834,129	$4,075,735,869	($41,901,740)

6

Notes to Schedule of Portfolio Investments (continued)

Managers PIMCO Bond

Managers PIMCO Bond - Foreign Currency

				Receivable		Unrealized Gain/
Type	Position	Settlement Date	Counterparty	Amount	Payable Amount	(Loss)
Brazilian Real	Long	08/02/11	UBS	$25,741,204	$24,694,263	$1,046,941
Brazilian Real	Long	09/02/11	MSC	21,558,245	20,998,115	560,130
Canadian Dollar	Long	09/19/11	JPM	992,125	998,022	(5,897)
Canadian Dollar	Long	09/19/11	CITI	2,140,020	2,127,602	12,418
Chinese Yuan Renminbi	Long	11/15/11 to 06/01/12	JPM	7,594,442	7,593,880	562
Chinese Yuan Renminbi	Long	11/15/11	CITI	4,384,111	4,362,755	21,356
Euro	Long	10/19/11	CS	960,799	969,546	(8,747)
Pound Sterling	Long	08/02/11	CITI	984,866	980,149	4,717
Indonesian Rupiah	Long	01/31/11	CITI	1,256,559	1,206,933	49,626
Indonesian Rupiah	Long	10/31/11	DUB	4,908,667	4,914,315	(5,648)
Indian Rupee	Long	11/18/11 to 07/12/12	JPM	5,248,236	5,232,434	15,802
Indian Rupee	Long	08/12/11	MSC	1,763,527	1,658,478	105,049
Indian Rupee	Long	08/12/11	CITI	2,483,650	2,430,402	53,248
Japanese Yen	Long	08/01/11	JPM	649,477	642,261	7,216
Japanese Yen	Long	10/24/11	DUB	9,101,693	8,898,992	202,701
Malaysian Ringgit	Long	08/11/11	CITI	1,763,997	1,699,058	64,939
Malaysian Ringgit	Long	08/11/11 to 04/23/12	JPM	2,900,265	2,884,134	16,131
Malaysian Ringgit	Long	08/11/11	MSC	579,609	559,898	19,711
Mexican Peso	Long	11/18/11	DUB	122,080	123,097	(1,017)
Mexican Peso	Long	11/18/11	CITI	14,115,130	14,182,706	(67,576)
New Taiwan Dollar	Long	01/11/12	CITI	823,434	824,888	(1,454)
Phillippine Peso	Long	03/15/12 to 11/15/2011	CITI	5,266,621	5,159,363	107,258
Phillippine Peso	Long	11/15/11	DUB	310,746	300,000	10,746
Phillippine Peso	Long	11/15/11	GS	206,553	200,000	6,553
Phillippine Peso	Long	11/15/11	JPM	224,871	212,890	11,981
Phillippine Peso	Long	11/15/11	JRC	519,768	500,000	19,768
Phillippine Peso	Long	03/15/12	MSC	1,008,595	994,236	14,359
Singapore Dollar	Long	09/09/11 to 12/09/11	CITI	941,969	893,862	48,107
Singapore Dollar	Long	09/09/11	DUB	1,328,908	1,282,082	46,826
Singapore Dollar	Long	09/09/11	FEB	2,074,722	2,029,070	45,652
Singapore Dollar	Long	09/09/11	GS	830,567	812,222	18,345
Singapore Dollar	Long	09/09/11	JPM	973,035	918,498	54,537
Singapore Dollar	Long	09/09/11	RBS	1,411,964	1,352,790	59,174
Singapore Dollar	Long	09/09/11	UBS	747,511	732,735	14,776
South African Rand	Long	09/13/11	MSC	112,952	100,000	12,952
South African Rand	Long	09/13/11 to 10/28/11	UBS	4,403,128	4,329,038	74,090
South Korean Won	Long	08/12/11	MSC	47,136	44,243	2,893
South Korean Won	Long	08/12/11	RBC	59,702	56,426	3,276
South Korean Won	Long	08/12/11	GS	427,316	400,000	27,316
South Korean Won	Long	08/12/2011 to 11/14/11	JPM	25,190,312	24,665,399	524,913

7

Notes to Schedule of Portfolio Investments (continued)

				Receivable		Unrealized Gain/
Foreign Currency	Position	Settlement Date	Counterparty	Amount	Payable Amount	(Loss)
Turkish Lira	Long	10/27/11	CITI	$2,830,179	$2,944,368	($114,189)
Brazilian Real	Short	08/02/11	CITI	500,000	526,498	(26,498)
Brazilian Real	Short	08/02/11	MSC	23,685,043	24,381,658	(696,615)
Brazilian Real	Short	08/02/11	UBS	796,184	833,047	(36,863)
Canadian Dollar	Short	09/19/11	FEB	8,171,351	8,419,990	(248,639)
Euro	Short	10/19/11	MSC	31,841,475	32,767,534	(926,059)
Euro	Short	10/19/11	CS	31,902,916	32,766,100	(863,184)
Euro	Short	10/19/11	UBS	1,119,683	1,135,750	(16,067)
Euro	Short	10/19/11	DUB	1,831,382	1,862,802	(31,420)
Pound Sterling	Short	08/02/11	CS	$983,449	$984,866	($1,417)
Pound Sterling	Short	09/13/11	FEB	24,060,416	24,040,702	19,714
Pound Sterling	Short	09/13/11	CITI	2,948,862	2,994,218	(45,356)
Indian Rupee	Short	08/12/11	JPM	4,229,002	4,247,176	(18,174)
Japanese Yen	Short	08/01/2011 to 10/31/11	JPM	101,672,506	106,571,184	(4,898,678)
Japanese Yen	Short	09/06/11 to 10/17/11	CITI	15,989,890	16,510,761	(520,871)
Japanese Yen	Short	10/11/11	CAI	123,599	130,008	(6,409)
Japanese Yen	Short	08/08/11 to 10/24/11	DUB	55,662,258	57,542,086	(1,879,828)
Japanese Yen	Short	09/06/11	FEB	248,729	259,919	(11,190)
Japanese Yen	Short	09/26/11	MSC	4,232,873	4,419,618	(186,745)
Japanese Yen	Short	10/17/11	UBS	18,281,350	18,856,145	(574,795)
Malaysian Ringgit	Short	08/11/11	JPM	2,616,221	2,646,583	(30,362)
South Korean Won	Short	08/12/11	JPM	12,849,255	12,902,971	(53,716)

			Totals	$502,735,135	$510,708,766	($7,973,631)

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted as OTC (“Over the Counter”).

The following Funds had open futures contracts as of July 31, 2011:

Managers AMG FQ Global Alternatives

The market value of assets pledged to cover margin requirements for the open futures positions at July 31, 2011 amounted to $48,100,282.

Managers AMG FQ Global Alternatives - Futures

		Number of				Unrealized Gain/
Type	Currency	Contracts	Position	Type	Expiration Date	(Loss)
Australian 10-Year Bond	AUD	4,332	Short	Exchange	09/15/11	($15,076,748)
Australian SPI 200	AUD	415	Short	Exchange	09/15/11	1,522,143
Canadian 10-Year Bond	CAD	3,739	Short	OTC	09/21/11	(12,282,995)
S&P/ TSE 60 Index	CAD	62	Short	Exchange	09/15/11	307,367
CAC40 10 EUR FUT	EUR	129	Long	Exchange	08/19/11	(221,095)
Amsterdam Index	EUR	164	Long	Exchange	08/19/11	(177,771)
DAX Index	EUR	59	Long	Exchange	09/16/11	53,978

8

Notes to Schedule of Portfolio Investments (continued)

		Number of				Unrealized Gain/
Type	Currency	Contracts	Position	Type	Expiration Date	(Loss)
IBEX 35 Index	EUR	63	Long	Exchange	08/19/11	($17,709)
Euro-Bund 10-Year	EUR	2,800	Long	OTC	09/08/11	21,047,859
FTSE/MIB Index	EUR	355	Long	Exchange	09/16/11	(3,165,629)
U.K. 10-Year Gilt	GBP	956	Short	Exchange	09/28/11	(14,535,133)
U.K. 10-Year Gilt	GBP	1,602	Short	OTC	09/28/11	(6,472,080)
FTSE 100 Index	GBP	234	Long	Exchange	09/16/11	16,250
Hang Seng Index	HKD	94	Short	Exchange	08/30/11	(52,410)
Japanese 10-Year Bond	JPY	2,311	Long	Exchange	09/07/11	2,954,414
TOPIX Index	JPY	85	Long	Exchange	09/08/11	286,444
S&P 500 E-mini Index	USD	1,539	Short	Exchange	09/16/11	189,512
U.S. Treasury 10-Year Note	USD	4,164	Long	OTC	09/21/11	15,983,344

					Total	($9,640,259)

Managers AMG FQ Global Essentials

The market value of assets pledged to cover margin requirements for the open futures positions at July 31, 2011 amounted to $8,999,271.

Managers AMG FQ Global Essentials - Futures

		Number of			Unrealized Gain/
Type	Currency	Contracts	Position	Expiration Date	(Loss)
Australian 10-Year Bond	AUD	151	Long	09/15/11	$512,891
Australian SPI 200	AUD	20	Long	09/15/11	(78,225)
Canadian Dollar 10-Year Bond	CAD	132	Long	09/21/11	484,062
S&P/ TSE 60 Index	CAD	16	Long	09/15/11	(31,954)
Amsterdam Index	EUR	15	Long	08/19/11	(11,464)
CAC40 10 Index	EUR	23	Long	08/19/11	(38,957)
DAX Index	EUR	5	Long	09/16/11	(430)
Euro-Bund 10-Year	EUR	105	Long	09/08/11	665,328
FTSE/MIB Index	EUR	9	Long	09/16/11	(80,760)
IBEX 35 Index	EUR	9	Long	08/19/11	2,131
FTSE 100 Index	GBP	18	Long	09/16/11	1,382
U.K. 10-Year Gilt	GBP	88	Long	09/28/11	669,579
Hang Seng Index	HKD	10	Long	08/30/11	4,954
Japanese Yen 10-Year Bond	JPY	97	Long	09/07/11	129,283
TOPIX Index	JPY	12	Long	09/08/11	42,399
E-Mini MSCI Index	USD	129	Long	09/16/11	173,873
Russell 2000 Index	USD	90	Long	09/16/11	18,697
S&P 500 E-Mini Index	USD	36	Long	09/16/11	(4,607)
U.S. Dollar Long Bond	USD	127	Long	09/21/11	480,414

				Total	$2,938,596

Managers AMG FQ U.S. Equity

The market value of assets pledged to cover margin requirements for the open futures positions at July 31, 2011 amounted to $77,000.

Managers AMG FQ U.S. Equity

	Number of			Unrealized
Type	Contracts	Position	Expiration Date	Gain
S&P 500 E-Mini Index	5	Long	09/16/11	($646)

9

Notes to Schedule of Portfolio Investments (continued)

Managers PIMCO Bond

The market value of assets pledged to cover margin requirements for the open futures positions at July 31, 2011 amounted to $4,081,573.

Managers PIMCO Bond

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
90-Day Euro Euribor	137	Long	06/18/12 to 03/18/13	$318,292
90-Day Euro-Bobl	95	Long	09/08/11	366,483
90-Day Euro-Bund	14	Long	09/08/11	84,000
90-Day Eurodollar	6,793	Long	06/18/12 to 06/16/14	5,650,864
U.S. Treasury 5-Year Note	137	Long	09/30/11	135,130

			Total	$6,554,769

Interest Rate Caps and Floors, Swap Contracts and Options

Managers PIMCO Bond Fund may enter into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sell) options to enter into such contracts, in order to manage interest rate risk.

In interest rate cap and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counterparty which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counterparty, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

10

Notes to Schedule of Portfolio Investments (continued)

The following swap contracts, interest rate floors and options were outstanding on July 31, 2011, for the Managers PIMCO Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
	Interest Rate Swaps
Pay	1-Year BRL-CDI	14.765%	HUS	01/02/12	BRL	$300,000	$403	$19,951
Pay	1-Year BRL-CDI	14.765%	MLC	01/02/12	BRL	1,200,000	1,028	80,391
Pay	1-Year BRL-CDI	12.55%	RBS	01/02/13	BRL	3,700,000	9,210	25,150
Pay	1-Year BRL-CDI	12.54%	BRC	01/02/12	BRL	3,400,000	(111)	113,419
Pay	1-Year BRL-CDI	12.54%	MLC	01/02/12	BRL	7,300,000	(3,665)	246,944
Pay	1-Year BRL-CDI	12.54%	UBS	01/02/12	BRL	3,400,000	(111)	113,419
Pay	1-Year BRL-CDI	12.54%	MLC	01/02/14	BRL	4,000,000	(2,709)	(7,059)
Pay	1-Year BRL-CDI	12.48%	CS	01/02/13	BRL	64,200,000	63,286	417,214
Pay	1-Year BRL-CDI	12.25%	UBS	01/02/14	BRL	7,000,000	11,600	24,830
Pay	1-Year BRL-CDI	12.20%	JPM	01/02/14	BRL	8,100,000	(656)	33,608
Pay	1-Year BRL-CDI	12.17%	JPM	01/02/13	BRL	38,200,000	75,054	234,351
Pay	1-Year BRL-CDI	12.08%	RBS	01/02/12	BRL	8,200,000	3,421	57,296
Pay	1-Year BRL-CDI	12.07%	JPM	01/02/13	BRL	13,700,000	16,110	5,186
Pay	1-Year BRL-CDI	12.07%	UBS	01/02/13	BRL	4,900,000	5,686	26,198
Pay	1-Year BRL-CDI	11.98%	MLC	01/02/12	BRL	5,800,000	—	131,158
Pay	1-Year BRL-CDI	11.95%	RBS	01/02/13	BRL	5,800,000	3,543	(9,512)
Pay	1-Year BRL-CDI	11.76%	CS	01/02/12	BRL	8,200,000	8,515	73,605
Pay	1-Year BRL-CDI	11.42%	UBS	01/02/12	BRL	12,800,000	(823)	52,176
Pay	1-Year BRL-CDI	10.61%	HUS	01/02/12	BRL	1,400,000	—	3,999
Pay	1-Year BRL-CDI	10.60%	BRC	01/02/12	BRL	900,000	—	2,432
Pay	1-Year BRL-CDI	10.60%	JPM	01/02/12	BRL	600,000	—	1,621
Pay	1-Year BRL-CDI	10.575%	BRC	01/02/12	BRL	6,700,000	3,486	(80,139)
Pay	6-Month EUR-EURIBOR	3.65%	CITI	09/21/21	EUR	1,400,000	1,673	82,086
Pay	6-Month EUR-EURIBOR	3.65%	MSC	09/21/21	EUR	3,700,000	17,645	203,719
Pay	6-Month EUR-EURIBOR	3.50%	DUB	09/21/21	EUR	2,300,000	27,236	67,739
Pay	6-Month EUR-EURIBOR	3.50%	GS	09/21/21	EUR	8,300,000	(89,691)	432,428
Pay	6-Month EUR-EURIBOR	3.50%	MSC	09/21/21	EUR	5,800,000	(23,065)	262,568
Pay	1-Year-OIS-USD-FEDERAL FUNDS RATE	0.50%	MSC	09/19/13	USD	17,600,000	(22,336)	32,471
Receive	28-Day MXN TIIE	7.34%	BRC	01/28/15	MXN	47,500,000	(1,087)	227,863
Receive	28-Day MXN TIIE	7.33%	JPM	01/25/15	MXN	14,100,000	(655)	67,579
Receive	3-Month USD-LIBOR	4.25%	CS	06/15/41	USD	1,000,000	31,134	(118,328)
Receive	3-Month USD-LIBOR	4.25%	JPM	06/15/41	USD	6,200,000	(57,079)	(483,524)
Receive	3-Month USD-LIBOR	4.25%	RBS	06/15/41	USD	38,400,000	822,786	(4,171,039)
Receive	3-Month USD-LIBOR	4.25%	UBS	06/15/41	USD	400,000	14,855	(49,733)
Receive	3-Month USD-LIBOR	4.25%	DUB	06/15/41	USD	2,500,000	(92,159)	(125,826)
Receive	3-Month USD-LIBOR	4.00%	CITI	12/21/41	USD	2,500,000	30,333	(83,619)
Receive	3-Month USD-LIBOR	4.00%	MSC	12/21/41	USD	1,500,000	17,306	(49,278)
Receive	3-Month USD-LIBOR	4.00%	DUB	12/21/41	USD	1,400,000	(5,581)	(24,259)
Receive	3-Month USD-LIBOR	4.00%	RBS	12/21/41	USD	900,000	1,799	(20,982)
Receive	3-Month USD-LIBOR	3.50%	DUB	06/15/21	USD	3,500,000	79,144	(279,558)
Receive	3-Month USD-LIBOR	3.50%	JPM	06/15/21	USD	600,000	(2,771)	(31,450)

						Totals	$942,754	($2,494,905)

11

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive								Net Premiums	Unrealized
Fixed Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Paid/(Received)	Gain/(Loss)
	Credit Default Swaps - Sell Protection†
Receive	Arcelormittal	1.00%	CS	06/20/11	BBB-	USD	$500,000	($23,939)	($11,149)
Receive	Brazil Federative Republic Bond	1.00%	CITI	06/20/11	BBB-	USD	7,300,000	(20,962)	(7,705)
Receive	Brazil Federative Republic Bond	1.00%	CS	06/20/15	BBB-	USD	2,200,000	(42,408)	48,115
Receive	Brazil Federative Republic Bond	1.00%	JPM	09/20/15	BBB-	USD	1,400,000	(12,883)	15,218
Receive	Brazil Federative Republic Bond	1.00%	UBS	09/20/15	BBB-	USD	1,000,000	(7,800)	9,468
Receive	Brazil Federative Republic Bond	1.52%	MSC	01/20/17	BBB-	USD	3,000,000	—	53,341
Receive	Brazil Federative Republic Bond	1.95%	MSC	08/20/16	BBB-	USD	3,500,000	—	169,123
Receive	Brazil Federative Republic Bond	1.00%	DUB	06/20/16	BBB-	USD	1,400,000	(4,525)	(973)
Receive	CDX.EM.12 Index	5.00%	DUB	12/20/14	N/A	USD	1,000,000	67,184	39,236
Receive	CDX.EM.13 Index	5.00%	DUB	12/20/14	N/A	USD	1,000,000	88,887	28,231
Receive	CDX.EM.13 Index	5.00%	DUB	06/20/15	N/A	USD	5,800,000	556,574	122,715
Receive	CDX.EM.13 Index	5.00%	JPM	06/20/15	N/A	USD	4,600,000	423,639	115,108
Receive	CDX.EM.14 Index	5.00%	DUB	03/21/11	N/A	USD	1,000,000	126,104	9,663
Receive	CDX.EM.14 Index	5.00%	DUB	12/20/15	N/A	USD	3,900,000	425,829	69,927
Receive	CDX.EM.14 Index	5.00%	JPM	12/20/15	N/A	USD	5,700,000	674,384	50,183
Receive	CDX.EM.14 Index	5.00%	UBS	12/20/15	N/A	USD	900,000	105,242	9,163
Receive	CDX.NA.IG.16	1.00%	MSC	06/20/16	N/A	USD	1,300,000	6,043	(1,947)
Receive	CDX.NA.IG.16	1.00%	DUB	06/20/16	N/A	USD	2,000,000	9,182	(2,880)
Receive	CDX.NA.IG.16	1.00%	CS	06/20/16	N/A	USD	15,800,000	62,850	(17,381)
Receive	China Government	1.00%	RBS	06/20/15	A+	USD	1,900,000	24,149	(82)
Receive	China Government	1.00%	JPM	09/20/16	AA-	USD	300,000	1,600	795
Receive	China Government	1.00%	MSC	09/20/16	AA-	USD	300,000	1,454	941
Receive	China Government	1.00%	DUB	09/20/16	AA-	USD	400,000	2,166	1,027
Receive	China Government	1.00%	RBS	06/20/16	AA-	USD	700,000	7,158	(837)
Receive	China Government	1.00%	DUB	06/20/16	AA-	USD	500,000	4,645	(130)
Receive	China Government	1.00%	JPM	06/20/16	AA-	USD	800,000	8,368	(1,144)
Receive	China Government	1.00%	CITI	06/20/16	AA-	USD	1,900,000	19,830	(2,674)
Receive	French Republic Government	0.25%	GS	06/20/11	AAA	USD	3,000,000	(74,313)	(54,717)
Receive	French Republic Government	0.25%	RBS	03/20/11	AAA	USD	1,000,000	(30,344)	(9,068)
Receive	French Republic Government	0.25%	RBS	12/20/15	AAA	USD	1,000,000	(16,838)	(18,941)
Receive	French Republic Government	0.25%	UBS	12/20/15	AAA	USD	1,000,000	(17,271)	(18,508)
Receive	General Electric Capital Corp.	1.00%	DUB	09/20/11	AA	USD	3,600,000	(3,848)	11,113
Receive	General Electric Capital Corp.	1.00%	DUB	03/20/16	AA+	USD	300,000	(14,287)	8,127
Receive	General Electric Capital Corp.	1.00%	MSC	06/20/11	AA+	USD	700,000	(2,543)	(13,679)
Receive	General Electric Capital Corp.	5.00%	JPM	09/20/11	AA	USD	2,000,000	5,984	19,150
Receive	Italian Republic Government	1.00%	DUB	06/20/11	AA-	USD	900,000	(21,998)	(58,320)
Receive	Italian Republic Government	1.00%	GS	06/20/11	AA-	USD	1,000,000	(18,443)	(70,799)
Receive	Italian Republic Government	1.00%	RBS	03/20/11	AA-	USD	5,000,000	(173,686)	(250,774)
Receive	Japan Government	1.00%	JPM	03/20/11	AA-	USD	1,000,000	7,866	279
Receive	MetLife Inc.	1.00%	JPM	06/21/11	A-	USD	6,400,000	(137,926)	4,670
Receive	Mexico Government	1.00%	BRC	03/20/15	BBB	USD	700,000	(11,176)	14,038
Receive	Mexico Government	1.00%	CITI	06/20/11	BBB	USD	9,800,000	(2,495)	(24,249)
Receive	Mexico Government	1.00%	DUB	03/20/11	BBB	USD	2,400,000	(16,096)	13,257
Receive	Mexico Government	1.00%	DUB	03/20/15	BBB	USD	1,100,000	(17,922)	22,420

12

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive								Net Premiums	Unrealized
Fixed Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Paid/(Received)	Gain/(Loss)
Receive	Mexico Government	1.00%	UBS	09/20/15	BBB	USD	$1,000,000	($11,661)	$13,679
Receive	Republic of Kazakhstan	1.00%	DUB	03/21/11	BBB	USD	1,000,000	(27,327)	2,408
Receive	Republic of Korea	1.00%	DUB	06/20/16	A+	USD	300,000	207	47
Receive	Republic of Korea	1.00%	DUB	06/20/16	A+	USD	400,000	184	154
Receive	Spain Government	1.00%	CITI	06/20/11	AA	USD	2,000,000	(131,401)	(79,945)
Receive	Spain Government	1.00%	GS	03/20/11	AA	USD	1,000,000	(56,487)	(49,186)
Receive	U.S. Treasury	0.25%	UBS	09/20/15	AAA	EUR	5,000,000	(59,537)	(43,012)
Receive	United Kingdom Gilt	1.00%	UBS	06/20/16	AAA	USD	900,000	15,155	(2,039)
Receive	United Kingdom Gilt	1.00%	MSC	06/20/16	AAA	USD	1,800,000	30,310	(4,077)
Receive	United Kingdom Gilt	1.00%	BNP	03/20/15	AAA	USD	300,000	1,012	4,004
Receive	United Kingdom Gilt	1.00%	DUB	03/20/11	AAA	USD	400,000	6,996	(921)
Receive	United Kingdom Gilt	1.00%	JPM	03/20/15	AAA	USD	400,000	1,214	5,474
Receive	United Kingdom Gilt	1.00%	JPM	06/20/15	AAA	USD	3,900,000	33,834	30,945
Receive	United Kingdom Gilt	1.00%	JPM	12/20/15	AAA	USD	1,000,000	19,670	(3,814)

							Totals	$1,779,605	$143,068

Pay/Receive				Exercise	Expiration	Notional		Unrealized
Floating Rate	Description	Counterparty	Floating Rate Index	Rate	Date	Amount	Premium	Gain/(Loss)
Swaptions
Receive	1-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.175%	11/19/12	$22,800,000	$86,070	$55,531
Receive	1-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.000%	04/30/12	34,600,000	69,200	59,985
Receive	2-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.250%	09/24/12	74,000,000	577,731	415,726
Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	2.750%	06/18/12	17,300,000	179,584	142,446
Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	3.000%	06/18/12	14,000,000	152,411	128,984
Receive	3-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	3.000%	06/18/12	37,200,000	376,477	314,229
Receive	3-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.750%	06/18/12	14,600,000	143,080	111,738
Receive	3-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	3.000%	06/18/12	45,100,000	415,009	339,541
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	3.250%	07/16/12	3,700,000	92,907	68,744
Receive	10-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	4.000%	06/13/11	4,200,000	26,460	25,695
Receive	10-Year Interest Rate Swap (Call)	RBS	3-Month USD-LIBOR	3.000%	10/11/11	4,200,000	21,805	(43,831)
Receive	10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	10.000%	07/10/12	78,800,000	547,660	547,306
Receive	10-Year Interest Rate Swap (Call)	MLC	3-Month USD-LIBOR	3.000%	10/11/11	38,700,000	196,785	(408,006)
Receive	10-Year Interest Rate Swap (Put)	MLC	3-Month USD-LIBOR	4.250%	10/11/11	38,700,000	196,785	189,738
Receive	10-Year Interest Rate Swap (Call)	DUB	3-Month USD-LIBOR	3.000%	08/24/11	10,500,000	64,050	(59,389)
Receive	10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	3.750%	08/24/11	10,500,000	52,500	52,175
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.500%	08/24/11	14,200,000	58,220	58,065
Receive	5-Year Interest Rate Swap (Call)	FBF	3-Month USD-LIBOR	1.800%	10/11/11	14,200,000	67,195	(56,080)
Receive	1-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	1.750%	07/11/13	89,900,000	422,136	76,669
Receive	5-Year Credit Default Swap (Call)	MLC	CDX.EM.16 Index	0.800%	12/21/11	8,600,000	10,090	2,877
Receive	5-Year Credit Default Swap (Call)	DUB	CDX.EM.16 Index	0.820%	12/21/11	3,900,000	5,362	1,371
Receive	5-Year Credit Default Swap (Call)	FBF	CDX.EM.16 Index	0.820%	12/21/11	4,100,000	5,740	1,544
Receive	5-Year Credit Default Swap (Call)	JPM	CDX.EM.16 Index	0.840%	12/21/11	3,900,000	4,875	67

						Totals	$3,772,132	$2,025,125

13

Notes to Schedule of Portfolio Investments (continued)

Description	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Inflation Floor
Inflation Floor - OTC CPURNSA Index	DUB	215.949	03/10/20	$11,400,000	$85,500	$48,714

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
Options on Exchange-Traded Futures
1-Year Euro-Dollar Mid-Curve Futures (Put)	$99.000	03/19/12	137	$110,745	$85,914
1-Year Euro-Dollar Mid-Curve Futures (Put)	99.375	09/19/11	181	112,198	96,360
5-Year U.S. Treasury Note Futures (Call)	121.500	08/26/11	17	3,825	(5,738)
10-Year U.S. Treasury Note Futures (Call)	124.000	08/26/11	55	78,948	(41,364)
10-Year U.S. Treasury Note Futures (Put)	124.000	08/26/11	55	49,729	22,229

			Totals	$355,445	$157,401

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Swaption Straddle Options
1-Year OTC Option on 1-Year Swap Straddle vs. Forward Volatility Agreement	JPM	TBD	10/11/11	$8,500,000	$43,180	($2,903)
2-Year OTC Option on 2-Year Swap Straddle vs. Forward Volatility Agreement	MLC	TBD	10/11/12	27,900,000	310,086	(108,770)
2-Year OTC Option on 2-Year Swap Straddle vs. Forward Volatility Agreement	MLC	TBD	11/14/12	14,700,000	160,028	(66,030)

				Totals	$513,294	($177,703)

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Options on Securities
OTC Fannie Mae 4.500% due 08/01/2041 (Call)	FBF	$104.17	08/04/11	$3,000,000	$7,500	$2,962
OTC Fannie Mae 4.500% due 08/01/2011 (Put)	FBF	102.17	08/04/11	3,000,000	9,375	9,371

				Totals	$16,875	$12,333

	Number of
	Contracts	Notional Amount	Amount of Premiums
Options and swaptions outstanding at October 31, 2010	422	$516,400,000	$4,352,542
Options and swaptions written	1,283	349,800,000	2,109,756
Options and swaptions exercised/expired	(1,260)	(210,000,000)	(1,719,052)

Options and swaptions outstanding at July 31, 2011	445	$656,200,000	$4,743,246

†

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

‡

The period end reference asset security ratings are included in the equivalent S&P rating category. The reference entity rating represents the likelihood of a potential credit event on the reference entity which would result in a related payment by the Fund.

Counterparty Abbreviations				Currency Abbreviations
BNP:	BNP Paribas	GS:	Goldman Sachs	AUD:	Australian Dollar
BOA:	Bank of America	HUS:	HSBC Bank	CAD:	Canadian Dollar
BRC:	Barclays Bank	JPM:	JPMorgan	BRL:	Brazilian Real
CAI:	COHIG and Associates, Inc.	JRC:	Johnson Rice Company	EUR:	Euro
CITI:	Citigroup	MLC:	Merrill Lynch	GBP:	Great Britain Pound
CS:	Credit Suisse	MSC:	Morgan Stanley	HKD:	Hong Kong Dollar
DUB:	Deutsche Bank	RBC:	Royal Bank of Canada	JPY:	Japanese Yen
FEB:	Foreign Exchange Brokers	RBS: UBS:	Royal Bank of Scotland UBS Securities	MXN: USD:	Mexican Peso United States Dollar

14

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ John H. Streur John
John H. Streur, President

Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur John
John H. Streur, President

Date: September 29, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: September 29, 2011